1933 Act File No. 33-21321
                                   1940 Act File No. 811-5536

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   13    ..........        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   12    .........................        X

                               TOWER MUTUAL FUNDS

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on October 31, 1995 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

  X  filed the Notice required by that Rule on October 16, 1995; or
    intends to file the Notice required by that Rule on or about             ;
                                                                 ------------
   or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                   Copies to:

Thomas J. Donnelly, Esquire        Charles H. Morin, Esquire
Houston, Houston & Donnelly        Dickstein, Shapiro & Morin, L.L.P.
2510 Centre City Tower             2101 L Street, N.W.
650 Smithfield Street              Washington, D.C.  20037
Pittsburgh, Pennsylvania 15222




CROSS REFERENCE SHEET


     This Amendment to the Registration Statement of TOWER MUTAL FUNDS, which consists of six portfolios, Tower Capital Appreciation Fund; Tower Louisiana Municipal Income Fund; Tower Total Return Bond Fund; Tower U.S. Government Income Fund; Tower Cash Reserve Fund; and Tower U.S. Treasury Money Market Fund, is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............Cover Page.
Item 2.   Synopsis.................Summary of Fund Expenses - Equity and Income
                                   Funds; Summary of Fund Expenses - Money
                                   Market Funds; Financial Highlights
Item 3.   Condensed Financial
           Information.............Performance Information.
Item 4.   General Description of
           Registrant..............Synopsis; Objective and Policies of Each
                                   Fund; Portfolio Investments and Strategies.
Item 5.   Management of the Fund...Tower Mutual Funds Information; Management of
                                   Tower Mutual Funds; Distribution of Fund
                                   Shares; Distribution Plan; Administration
                                   of the Funds.
Item 6.   Capital Stock and Other
           Securities..............Dividends; Capital Gains; Shareholder
                                   Information; Voting Rights; Massachusetts
                                   Partnership Law; Effect of Banking Laws; Tax
                                   Information; Federal Income Tax; Louisiana
                                   Municipal Income Fund - Additional Tax
                                   Information.
Item 7.   Purchase of Securities
           Being Offered...........Net Asset Value; Investing in the Funds;
                                   Share Purchases; Minimum Investment
                                   Required; What Shares Cost; Systematic
                                   Investment Program;
                                   Certificates and Confirmations; Reducing the
                                   Sales Charge.
Item 8.   Redemption or Repurchase.Redeeming Shares; Systematic Withdrawal
                                   Program; Accounts With Low Balances;
                                   Exchange Privilege.
Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............Cover Page.
Item 11.  Table of Contents........Table of Contents.
Item 12.  General Information and
           History.................General Information About the Funds.
Item 13.  Investment Objectives and
           Policies................Investment Objective and Policies of the
                                   Funds.
Item 14.  Management of the Fund...Tower Mutual Funds Management.
Item 15.  Control Persons and Principal
           Holders of Securities...Not applicable.
Item 16.  Investment Advisory and Other
           Services................Investment Advisory Service;  Administrative
                                   Services.
Item 17.  Brokerage Allocation.....Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not applicable.
Item 19.  Purchase, Redemption and
           Pricing of Securities Being
           Offered.................Purchasing Shares; Determining Net Asset
                                   Value; Redeeming Shares;  Exchange Privilege.
Item 20.  Tax Status...............Tax Status.
Item 21.  Underwriters.............Distribution Plan.
Item 22.  Performance Data.........Performance Comparisons.
Item 23.  Financial Statements.....Financial Statements.(Incorporated by
                                   reference to Annual Report of Registrant dated August 31, 1995; File Nos.811-5536 and 33-21321)


TOWER MUTUAL FUNDS
Combined Prospectus

Tower Mutual Funds (the "Trust"), an open-end management investment company (a mutual fund), offers investors interests in the following six investment portfolios (collectively referred to as the "Funds" and individually as the "Fund"), each having a distinct investment objective and policies:

       EQUITY AND INCOME FUNDS

            TOWER CAPITAL APPRECIATION FUND
            TOWER LOUISIANA MUNICIPAL INCOME FUND
            TOWER TOTAL RETURN BOND FUND
            TOWER U.S. GOVERNMENT INCOME FUND

       MONEY MARKET FUNDS

            TOWER CASH RESERVE FUND
            TOWER U.S. TREASURY MONEY MARKET FUND

 THE SHARES OFFERED BY THIS COMBINED PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

 INVESTMENT IN THE SHARES OFFERED BY THIS COMBINED PROSPECTUS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


  THE TOWER CASH RESERVE FUND AND THE TOWER U.S. TREASURY MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.


This combined prospectus contains the information you should read and know before you invest in any of the Funds of the Trust. Keep this combined prospectus for future reference.


Additional information about the Trust is contained in the Trust's Combined Statement of Additional Information dated October 31, 1995, which has also been filed with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this combined prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information, or make inquiries about any of the Funds by writing to the Trust or calling toll-free 1-800-999-0124.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated October 31, 1995


SYNOPSIS
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 8, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. Each Fund is designed for institutions and individuals as a convenient means of accumulating an interest in a professionally managed portfolio.

As of the date of this prospectus, shares are offered in the following Funds:

       Tower Capital Appreciation Fund ("Capital Appreciation Fund")--seeks to provide growth of capital and income by investing primarily in a diversified portfolio of common stocks;

       Tower Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund")--seeks to provide current income which is generally exempt from federal regular income tax and the personal income taxes imposed by the state of Louisiana by investing primarily in a non-diversified portfolio of Louisiana municipal securities;

       Tower Total Return Bond Fund ("Total Return Bond Fund")--seeks to maximize total return by investing in a diversified portfolio of government, mortgage-backed, asset-backed and corporate securities, as well as collateralized mortgage obligations;

       Tower U.S. Government Income Fund ("U.S. Government Income Fund")--seeks to provide current income by investing in a diversified portfolio consisting primarily of U.S. government securities;

       Tower Cash Reserve Fund ("Cash Reserve Fund")--seeks to provide current income consistent with stability of principal by investing in a diversified portfolio of high quality money market instruments; and

       Tower U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund" and together with the Cash Reserve Fund, the "Money Market Funds")--seeks to provide current income consistent with stability of principal and liquidity by investing in a diversified portfolio limited to short-term U.S. Treasury obligations.

For information on how to purchase shares of any of the Funds, please refer to "Investing in the Funds." In most cases, the minimum initial investment of $1,000 is required for each Fund; in the case of the Money Market Funds, a minimum initial investment of $1,000 is required unless the investment is in a retirement plan, in which case the minimum initial investment is $250. See "Minimum Investment Required." Shares of the Money Market Funds are sold at net asset value without a sales charge. Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund are sold at net asset value plus a maximum sales charge of 3.00%, which may be reduced as discussed under "Reducing the Sales Charge." Shares of each Fund are redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares." Additionally, information regarding the exchange privilege offered with respect to the Trust may be found under "Exchange Privilege." Hibernia National Bank is the investment adviser and custodian to the Funds and receives compensation for these services.
One or more Funds may make certain investments and employ certain investment techniques that involve risks, including entering into repurchase agreements, lending portfolio securities, and entering into futures contracts and related options as hedges. These risks and those associated with investing in Louisiana municipal securities, mortgage-backed securities, asset-backed securities, when-issued securities, and variable rate securities are described under "Objective and Policies of Each Fund" and "Portfolio Investments and Strategies."


SUMMARY OF FUND EXPENSES--
EQUITY AND INCOME FUNDS
--------------------------------------------------------------------------------

                                         SHAREHOLDER TRANSACTION EXPENSES
                                                                             LOUISIANA     TOTAL         U.S.
                                                               CAPITAL       MUNICIPAL    RETURN      GOVERNMENT
                                                             APPRECIATION     INCOME       BOND         INCOME
                                                                 FUND          FUND        FUND          FUND
Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price)...................      3.00%          3.00%       3.00%        3.00%
Maximum Sales Load Imposed on Reinvested Dividends
    (as a percentage of offering price)...................       None          None        None          None
Contingent Deferred Sales Charge (as a percentage of
    original purchase price or redemption proceeds,
    as applicable)........................................       None          None        None          None
Redemption Fee (as a percentage of amount redeemed,
    if applicable)........................................       None          None        None          None
Exchange Fee..............................................       None          None        None          None
                                          ANNUAL FUND OPERATING EXPENSES
                                     (As a percentage of average net assets)
Management Fees (1).......................................      0.75%          0.37%       0.70%        0.39%
12b-1 Fees (2)............................................      0.25%          0.00%       0.25%        0.00%
Total Other Expenses......................................      0.25%          0.40%       0.35%        0.43%
    Total Operating Expenses (3)..........................      1.25%          0.77%       1.30%        0.82%



(1) The management fees of the Louisiana Municipal Income Fund and the U.S. Government Income Fund have been reduced to reflect the voluntary waivers by the investment adviser. The adviser may terminate these voluntary waivers at any time at its sole discretion. The maximum management fees for the Louisiana Municipal Income Fund and the U.S. Government Income Fund are each 0.45%.



(2) Under the Rule 12b-1 distribution plans, the Louisiana Municipal Income Fund and U.S. Government Income Fund can pay the distributor up to 0.25% as a 12b-1 fee.



(3) Total Operating Expenses for the Louisiana Municipal Income Fund and the U.S. Government Income Fund were 0.85% and 0.88%, respectively, absent the voluntary waivers described above in note (1).



    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "TOWER MUTUAL FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                     1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment assuming (1)
5% annual return; (2) redemption at the end of each time period; and (3)
payment of the maximum sales load of 3.00%. The Funds charge no redemption fees.
    Capital Appreciation Fund............................................     $42        $68        $97       $177
    Louisiana Municipal Income Fund......................................     $38        $54        $72       $123
    Total Return Bond Fund...............................................     $43        $70        $99       $182
    U.S. Government Income Fund..........................................     $38        $55        $74       $128


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


SUMMARY OF FUND EXPENSES--
MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                         SHAREHOLDER TRANSACTION EXPENSES
                                                                                                    U.S. TREASURY
                                                                                          CASH          MONEY
                                                                                         RESERVE       MARKET
                                                                                          FUND          FUND
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price).....................................................................    None          None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
  price)..............................................................................    None          None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)........................................    None          None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................    None          None
Exchange Fee..........................................................................    None          None
                                          ANNUAL FUND OPERATING EXPENSES
                                     (As a percentage of average net assets)
Management Fees (1)...................................................................    0.40%         0.18%
12b-1 Fees (2)........................................................................    0.25%         0.00%
Total Other Expenses..................................................................    0.21%         0.28%
    Total Operating Expenses (3)......................................................    0.86%         0.46%



(1) The management fee for the U.S. Treasury Money Market Fund has been reduced to reflect the voluntary waiver by the investment adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. The maximum management fee for the U.S. Treasury Money Market Fund is 0.40%.



(2) Under the Rule 12b-1 distribution plan, the U.S. Treasury Money Market Fund can pay the distributor up to 0.25% as a 12b-1 fee.



(3) Total Operating Expenses for the U.S. Treasury Money Market Fund were 0.68% absent the voluntary waiver described above in note (1).



    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "TOWER MUTUAL FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                    1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment assuming (1)
5% annual return and (2) redemption at the end of each time period. The
Funds charge no redemption fees.
    Cash Reserve Fund...................................................     $9         $27        $48       $106
    U.S. Treasury Money Market Fund.....................................     $5         $15        $26       $ 58



    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



TOWER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated Octo-ber 6, 1995 on the Fund's financial statements is incorporated by reference to the Annual Report dated August 31, 1995.


This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                     YEAR ENDED AUGUST 31,
                                           1995       1994       1993       1992       1991       1990       1989(A)
NET ASSET VALUE, BEGINNING OF PERIOD     $   13.81  $   14.60  $   14.02  $   14.35  $   11.93  $   12.94   $   10.17
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------
  Net investment income                       0.22       0.23       0.30       0.29       0.33       0.38        0.33
---------------------------------------
  Net realized and unrealized gain
  (loss) on investments                       2.54       0.36       2.00       0.11       2.45      (0.76)       2.68
---------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
  Total from investment operations            2.76       0.59       2.30       0.40       2.78      (0.38)       3.01
---------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
---------------------------------------
  Distributions from net investment
  income                                     (0.21)     (0.25)     (0.30)     (0.27)     (0.36)     (0.39)      (0.24)
---------------------------------------
  Distributions in excess of net
  investment income                         --         --         --         --         --          (0.02 (b)     --
---------------------------------------
  Distributions from net realized
  gain on investment transactions            (0.27)     (1.13)     (1.42)     (0.46)    --          (0.22)     --
---------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
  Total distributions                        (0.48)     (1.38)     (1.72)     (0.73)     (0.36)     (0.63)      (0.24)
---------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD           $   16.09  $   13.81  $   14.60  $   14.02  $   14.35  $   11.93   $   12.94
---------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (C)                             20.71%      4.27%     17.89%      2.93%     23.77%     (3.11%)      32.29%
---------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------
  Expenses                                    1.25%      1.09%      0.85%      0.83%      0.74%      0.42%       0.56%*
---------------------------------------
  Net investment income                       1.46%      1.67%      2.10%      1.99%      2.58%      3.06%       4.00%*
---------------------------------------
  Expense waiver/reimbursement (d)          --         --           0.18%      0.25%      0.29%      0.75%       0.83%*
---------------------------------------
SUPPLEMENTAL DATA
---------------------------------------
  Net assets, end of period (000
  omitted)                                 $144,476  $139,081   $140,808    $73,653    $87,927    $60,448     $48,093
---------------------------------------
  Portfolio turnover                            69%       118%       127%       163%       124%       123%         70%
---------------------------------------



 * Computed on an annualized basis.

 (a) Reflects operations for the period from October 14, 1988 (date of initial public investment) to August 31, 1989.

(b) Distributions in excess of net realized gain on investment transactions for the fiscal year ended August 31, 1990, were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

 (c) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.


(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



TOWER TOTAL RETURN BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated October 6, 1995 on the Fund's financial statements is incorporated by reference to the Annual Report dated August 31, 1995.



This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                     YEAR ENDED AUGUST 31,
                                                                               ---------------------------------
                                                                                 1995       1994       1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                           $    9.64  $   10.49   $   10.00
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------
  Net investment income                                                             0.56       0.57        0.56
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                            0.39      (0.83)       0.48
-----------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                  0.95      (0.26)       1.04
-----------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------
  Distributions from net investment income                                         (0.54)     (0.57)      (0.55)
-----------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions                  --         (0.02)      --
-----------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                              (0.54)     (0.59)      (0.55)
-----------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                 $   10.05  $    9.64   $   10.49
-----------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                  10.19%    (2.46%)       10.39%
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Expenses                                                                         1.30%      1.21%       0.77%*
-----------------------------------------------------------------------------
  Net investment income                                                            5.71%      5.62%       6.56%*
-----------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                    --         --       0.22%*
-----------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                     $69,455      $72,088      $63,608
-----------------------------------------------------------------------------
  Portfolio turnover                                                           91%        96%             78%
-----------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from November 2, 1992 (date of initial public investment) to August 31, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


TOWER LOUISIANA MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated Octo-ber 6, 1995 on the Fund's financial statements is incorporated by reference to the Annual Report dated August 31, 1995.



This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                               YEAR ENDED AUGUST 31,
                                      1995       1994       1993       1992       1991       1990      1989(A)
NET ASSET VALUE, BEGINNING OF
PERIOD                              $   10.82  $   11.60  $   10.91  $   10.46  $    9.98  $   10.14  $   10.00
----------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
  Net investment income                  0.59       0.59       0.62       0.64       0.64       0.64       0.43
----------------------------------
  Net realized and unrealized gain
  (loss) on investments                  0.24      (0.68)      0.73       0.48       0.48      (0.16)      0.14
----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total from investment operations       0.83      (0.09)      1.35       1.12       1.12       0.48       0.57
----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
----------------------------------
  Distributions from net
  investment income                     (0.58)     (0.59)     (0.62)     (0.64)     (0.64)     (0.64)     (0.43)
----------------------------------
  Distributions from net realized
  gain on investment transactions       (0.08)     (0.10)     (0.04)     (0.03)      --         --         --
----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total distributions                   (0.66)     (0.69)     (0.66)     (0.67)     (0.64)     (0.64)     (0.43)
----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD      $   10.99  $   10.82  $   11.60  $   10.91  $   10.46  $    9.98  $   10.14
----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (B)                        8.20%    (0.76%)     12.75%     11.02%     11.59%      4.89%      5.82%
----------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------
  Expenses                              0.77%      0.71%      0.66%      0.65%      0.74%      0.81%     0.62%*
----------------------------------
  Net investment income                 5.54%      5.24%      5.59%      6.04%      6.29%      6.35%     6.57%*
----------------------------------
  Expense waiver/
  reimbursement (c)                     0.08%      0.08%      0.14%      0.16%      0.20%      0.41%     0.61%*
----------------------------------
SUPPLEMENTAL DATA
----------------------------------
  Net assets, end of period
  (000 omitted)                     $  67,600  $  79,698  $  85,914  $  57,547  $  42,210  $  31,380  $  12,285
----------------------------------
  Portfolio turnover rate                  22%        33%        32%        19%        26%        32%        28%
----------------------------------


 * Computed on an annualized basis.

(a)Reflects operations for the period from October 14, 1988 (date of initial public investment) to August 31, 1989.

(b)Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


TOWER U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated Octo-ber 6, 1995 on the Fund's financial statements is incorporated by reference to the Annual Report dated August 31, 1995.



This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                       YEAR ENDED AUGUST 31,
                                              1995       1994       1993       1992       1991       1990      1989(A)
NET ASSET VALUE, BEGINNING OF PERIOD        $    9.92  $   10.85  $   10.75  $   10.49  $   10.07  $   10.20  $   10.17
------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------
  Net investment income                          0.71       0.69       0.74       0.79       0.85       0.86       0.69
------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                 0.20      (0.89)      0.12       0.30       0.43      (0.11)      0.03
------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total from investment operations               0.91      (0.20)      0.86       1.09       1.28       0.75       0.72
------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
------------------------------------------
  Distributions from net
  investment income                             (0.69)     (0.69)     (0.74)     (0.79)     (0.85)     (0.86)     (0.69)
------------------------------------------
  Distributions from net realized gain on
  investment transactions                      --          (0.04)     (0.01)     (0.04)     (0.01)     (0.02)    --
------------------------------------------
  Distributions in excess of net
  investment income                            --         --          (0.01)(c)    --      --         --         --
------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total distributions                           (0.69)     (0.73)     (0.76)     (0.83)     (0.86)     (0.88)     (0.69)
------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD              $   10.14  $    9.92  $   10.85  $   10.75  $   10.49  $   10.07  $   10.20
------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (B)                                 9.60%     (1.67%)      8.11%     10.72%     13.27%      7.48%      9.20%
------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------
  Expenses                                       0.82%      0.74%      0.68%      0.69%      0.68%      0.69%      0.59%*
------------------------------------------
  Net investment income                          7.02%      6.68%      7.03%      7.51%      8.30%      8.50%      8.64%*
------------------------------------------
  Expense waiver/reimbursement (d)               0.06%      0.06%      0.11%      0.11%      0.17%      0.45%      0.52%*
------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------
  Net assets, end of period (000 omitted)   $  42,593  $  67,051  $  86,597  $  61,646  $  48,482  $  32,596  $  15,753
------------------------------------------
  Portfolio turnover rate                           5%        26%        61%        36%        20%        32%        42%
------------------------------------------



 * Computed on an annualized basis.


(a) Reflects operations for the period from October 14, 1988 (date of initial public investment) to August 31, 1989.


(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.


(c) Distributions in excess of net investment for the fiscal year ended August 31, 1993, were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.



(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



TOWER CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated Octo-ber 6, 1995 on the Fund's financial statements is incorporated by reference to the Annual Report dated August 31, 1995.



This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                           YEAR ENDED AUGUST 31,
                                  1995       1994       1993       1992       1991       1990      1989(A)
NET ASSET VALUE, BEGINNING OF
PERIOD                          $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
------------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------------
  Net investment income              0.05       0.03       0.02       0.04       0.06       0.08       0.07
------------------------------
LESS DISTRIBUTIONS
------------------------------
  Distributions from net
  investment income                 (0.05)     (0.03)     (0.02)     (0.04)     (0.06)     (0.08)     (0.07)
------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (B)                     4.97%      2.73%      2.49%      3.75%      6.45%      8.02%      6.86%
------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------
  Expenses                           0.86%      0.91%      0.89%      0.89%      0.80%      0.77%      0.75%*
------------------------------
  Net investment income              4.87%      2.71%      2.48%      3.79%      6.30%      7.71%      8.68%*
------------------------------
  Expense waiver/
  reimbursement (c)                    --         --         --       0.03%        --       0.01%        --
------------------------------
SUPPLEMENTAL DATA
------------------------------
  Net assets, end of period
  (000 omitted)                  $191,242   $183,922   $154,052   $162,038   $249,822   $300,668   $169,303
------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from October 14, 1988 (date of initial public investment) to August 31, 1989.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


TOWER U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated October 6, 1995 on the Fund's financial statements is incorporated by reference to the Annual Report dated August 31, 1995.



This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                   YEAR ENDED AUGUST 31,
                                                                                1995       1994      1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                             $ 1.00     $ 1.00     $ 1.00
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income                                                            0.05       0.03      0.002
----------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------
  Distributions from net investment income                                        (0.05)     (0.03)    (0.002)
----------------------------------------------------------------------------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                                   $ 1.00     $ 1.00     $ 1.00
----------------------------------------------------------------------------  ---------  ---------  ---------
TOTAL RETURN (B)                                                                   5.15%      2.85% 0.34%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------
  Expenses                                                                         0.46%      0.66% 0.50%*
----------------------------------------------------------------------------
  Net investment income                                                            5.15%      2.85% 2.80%*
----------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                 0.22%      0.23% 0.32%*
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                      $116,489    $45,022    $33,995
----------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from July 19, 1993 (date of initial public investment) to August 31, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


OBJECTIVE AND POLICIES OF EACH FUND

--------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appear in the "Portfolio Investments and Strategies" section of this combined prospectus and in the Combined Statement of Additional Information.

CAPITAL APPRECIATION FUND

The investment objective of the Capital Appreciation Fund is to provide growth of capital and income. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

ACCEPTABLE INVESTMENTS. The Fund attempts to achieve its investment objective by investing primarily in a professionally managed, diversified portfolio of common stocks. The securities in which the Fund invests include, but are not limited to:

       common stocks of companies selected by the Fund's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects of the companies. Ordinarily, these companies will be in the top 30% of their industries with regard to revenues. However, other factors such as product position, market share, potential earnings growth, or asset values will be considered by the investment adviser and may outweigh revenues. At least 65% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position;

       preferred stocks, corporate bonds, notes, warrants, rights, and convertible securities of these companies; and

       U.S. government securities.

In addition, the Fund may engage in when-issued and delayed delivery transactions and invest in foreign securities, temporary investments, and repurchase agreements. The Fund may also purchase put options on its portfolio securities and on futures contracts and write call options on its portfolio securities.

The Fund reserves the right to attempt to hedge the portfolio by entering into financial futures contracts and to write calls on financial futures contracts. The Fund will notify shareholders before it begins engaging in these transactions. See "Portfolio Investments and Strategies."

PORTFOLIO TURNOVER. The Fund conducts portfolio transactions to accomplish its investment objective, to invest new money obtained from selling its shares, and to meet redemption requests. The Fund may dispose of portfolio securities at any time if it appears that selling the securities will help the Fund achieve its investment objective. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Investing in Securities of Other Investment Companies," "Lending of Portfolio Securities," and "Restricted and Illiquid Securities."

LOUISIANA MUNICIPAL INCOME FUND

The investment objective of the Louisiana Municipal Income Fund is to provide current income which is generally exempt from federal regular income tax and the personal income taxes imposed by the state of Louisiana. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)

The Fund attempts to achieve its investment objective by investing in a professionally managed portfolio primarily limited to Louisiana municipal securities. As a matter of fundamental investment policy, the Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular and Louisiana state income taxes or at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular and Louisiana state income taxes.

ACCEPTABLE INVESTMENTS

     MUNICIPAL SECURITIES. The municipal securities in which the Fund invests are:

       debt obligations, including industrial development bonds, issued on behalf of the state of Louisiana, its political subdivisions or agencies;

       debt obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these; and

       participation interests, as described below, in any of the above obligations;

     the interest from which is, in the opinion of bond counsel for the issuers, or in the opinion of officers of Tower Mutual Funds and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of Louisiana. (Municipal securities not issued by the state of Louisiana, its political subdivisions or agencies, which may generate interest income subject to the Louisiana personal income tax, may also be purchased by the Fund.) As a matter of investment policy which may be changed without shareholder approval, at least 65% of the Fund's total assets will be invested in Louisiana municipal securities. It is likely that shareholders will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

     CHARACTERISTICS.  The municipal securities which the Fund buys are:

       rated Baa or above by Moody's Investors Service, Inc. ("Moody's") or BBB or above by Standard & Poor's Ratings Group ("S&P"). Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information;

       insured by a municipal bond insurance company which is rated AAA by S&P or Aaa by Moody's;

       guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest; fully collateralized by an escrow of U.S. government securities; or

       unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's adviser.

     PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests give the Fund an undivided interest in Louisiana municipal securities.

     The municipal securities subject to the participation interests are not limited to maturities of one year or less, so long as the participation interests include the right to demand payment, typically within seven days, from the issuers of those interests. The Fund will purchase only participation interests which have such a demand feature or which mature in less than one year. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

OTHER INVESTMENT TECHNIQUES. The Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date. These rights may be referred to as "liquidity puts" or "standby commitments."


The Fund may also hedge all or a portion of its investments by entering into put and call options and by entering into futures contracts or options on them. Any gains realized on these futures contracts and options are taxable. Before the Fund begins using these investment techniques, it will notify shareholders.


In addition, the Fund may concentrate certain of its investments, engage in when-issued and delayed delivery transactions, and invest in temporary investments and repurchase agreements. See "Portfolio Investments and Strategies."

LOUISIANA MUNICIPAL SECURITIES. Louisiana municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Louisiana municipal securities include industrial development and pollution control bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue or collateral. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds and pollution control bonds are typically classified as revenue bonds.

The Louisiana Municipal Income Fund may invest more than 25% of the value of its total assets in industrial development and pollution control bonds, which may result in more than 25% of the Fund's total assets being invested in one industry. The Fund may also invest more than 25% of its assets in housing bonds, which are revenue bonds. Legislative actions at the state or federal level, changes in national or regional economic conditions, or changes in the quality of mortgages securing some housing bonds are some of the factors that could affect housing bonds.

MUNICIPAL BOND INSURANCE. The Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The Fund will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities. The Fund's investment adviser anticipates that more than 50% of the Fund's net assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance.

The premiums for the Policies are paid by the Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. Depending upon the characteristics of the municipal security held by the Fund, the annual premium for the Policies are estimated to range from 0.1% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

The Fund may purchase Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), Bond Investors Guaranty Insurance Company ("BIG"), or any other municipal bond insurer which is rated AAA by S&P or Aaa by Moody's. A more detailed description of these insurers may be found in the Combined Statement of Additional Information. Each Policy guarantees the payment of principal and interest on the municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. The insurance feature reduces financial risk, but the cost thereof and the restrictions on investments imposed by the guidelines in the insurance policies reduce the yield to shareholders.

MBIA, AMBAC, FGIC, and BIG will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, FGIC, and BIG cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, FGIC, and BIG will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any policy if it determines that the benefits to the Fund of having its portfolio insured under such policy are not justified by the expense involved.

Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payment), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value of the shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities, if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A "when-issued" municipal security will be covered under the Policies upon the settlement date of the issuer of such "when-issued" municipal security. In determining to insure municipal securities held by the Fund, each municipal bond insurer has applied its own standards, which correspond generally to the standards established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies will reduce the yield to shareholders of the Fund.

If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since Issuer-Obtained Insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated "BBB") that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investments and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.

INVESTMENT RISKS. The value of the Fund's shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal securities in the Fund's portfolio, as well as on market conditions. Municipal security prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost. (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Yields on Louisiana municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal security markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Louisiana municipal securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the state of Louisiana or its municipalities could impact the Fund's portfolio. Investing in Louisiana municipal securities which meet the Fund's quality standards may not be possible if the state of Louisiana and its municipalities do not maintain their current credit ratings.

NON-DIVERSIFICATION. The Fund is a non-diversified investment company. An investment in the Fund, therefore, may entail greater risk than would exist in a diversified investment company because the higher percentage of investments across fewer issuers could result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund will attempt to minimize the risks associated with a non-diversified portfolio by limiting, with respect to 75% of the Fund's total assets, investments in one issuer to not more than 10% of the value of its total assets. The total amount of the remaining 25% of the value of the Fund's total assets could be invested in a single issuer, but only if the investment adviser believes such a strategy to be prudent. In addition, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and money market instruments) which exceed 5% of the Fund's total assets not exceed 50% of the value of the Fund's total assets.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Investing in Securities of Other Investment Companies," "Lending of Portfolio Securities," and "Restricted and Illiquid Securities."

TOTAL RETURN BOND FUND

The investment objective of the Total Return Bond Fund is to maximize total return. The Fund manages its portfolio to achieve both income and capital appreciation.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by primarily investing in U.S. government securities, mortgage-backed securities, asset-backed securities and corporate bonds and other securities, as well as collateralized mortgage obligations. Under normal market conditions, the Fund will attempt to invest at least 65% of its assets in bonds. The securities in which the Fund may invest are as follows:

       domestic issues of corporate debt obligations (rated Baa or better by Moody's; BBB or better by S&P; or BBB or better by Fitch Investors Service, Inc. ("Fitch")). Bonds rated BBB by S&P or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information;

       obligations of the United States;


       notes, bonds, and discount notes of the U.S. government agencies or instrumentalities discussed below under "Portfolio Investments and Strategies."


       commercial paper which matures in 270 days or less so long as at least two ratings are high quality ratings by nationally recognized statistical rating organizations ("NRSROs"). Such ratings would include: A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch;

       time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or in institutions whose accounts are insured by the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC, including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks;

       bankers' acceptances;

       securities of other investment companies;

       repurchase agreements collateralized by eligible investments; and

       municipal securities.

If a security invested in by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

The Fund may also purchase and sell put and call options on its portfolio securities (including over-the-counter options), purchase and sell financial futures contracts, and purchase and sell put and call options on financial futures contracts.

In addition, the Fund may engage in when-issued and delayed delivery transactions and invest in foreign securities, temporary investments, and repurchase agreements. See "Portfolio Investments and Strategies."

MORTGAGE-BACKED SECURITIES. Some of the U.S. government securities in which the Fund will invest can represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages ("mortgage-backed securities"). Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking-in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

ASSET-BACKED SECURITIES. Asset-backed securities are obligations of trusts or special purpose corporations that directly or indirectly represent a participation in, or are secured by and payable from various types of assets. At the present time, automobile and credit card receivables are the most common collateral supporting asset-backed securities. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the adviser considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are bonds issued by single-purpose stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure:

       Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities: the first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investment after payments are made to the other classes.

       The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

       The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond). This process continues until all of the classes have been paid off.

Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income, and the capital portion is reinvested.

The Fund will invest only in CMOs which are rated AAA by an NRSRO and which may be:

(a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Investing in Securities of Other Investment Companies," "Lending of Portfolio Securities," and "Restricted and Illiquid Securities."

U.S. GOVERNMENT INCOME FUND

The investment objective of the U.S. Government Income Fund is to provide current income. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities and mortgage-related securities, and short-term capital gains.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. The Fund may also invest in certain privately issued mortgage-related securities, as defined below.
The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in U.S. government securities. The U.S. government securities in which the Fund invests include:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


       obligations of the U.S. government agencies or instrumentalities discussed below under "Portfolio Investments and Strategies."


The Fund may also invest in mortgage-related securities which are issued by private entities such as investment banking firms and companies related to the construction industry. The mortgage-related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.

The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

The Fund may also purchase and sell put and call options on its portfolio securities (including over-the-counter options), purchase and sell financial futures contracts, and purchase and sell put and call options on financial futures contracts.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Investing in Securities of Other Investment Companies," "Lending of Portfolio Securities," and "Restricted and Illiquid Securities."

CASH RESERVE FUND


The investment objective of the Cash Reserve Fund is current income consistent with stability of principal.



The Fund pursues its investment objective by investing in a portfolio of money market instruments maturing in one year or less. As a matter of fundamental policy, the average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 120 days or less. As a matter of operating policy, which may be changed without shareholder approval, the Fund will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements.


ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more NRSROs or of comparable quality to securities having such ratings.


Except as otherwise noted, the investment objective and the policies and limitations described above cannot be changed without approval of shareholders.



Examples of acceptable investments include, but are not limited to:


       domestic issues of corporate debt obligations, including variable rate demand notes;

       commercial paper (including Canadian Commercial Paper and Europaper);

       certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

       short-term credit facilities, such as demand notes;

       asset-backed securities;

       obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

       other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

In addition, the Fund may concentrate certain of its investments, engage in when-issued and delayed delivery transactions, and invest in repurchase agreements. See "Portfolio Investments and Strategies."

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase.

     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by BIF or SAIF. Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee

     Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interest in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.


RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by S&P, Prime-1 by Moody's, or F-1
+ or -) by Fitch are all considered to be rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit-enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances, applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

CONCENTRATION OF INVESTMENTS


Generally, in excess of 50% of the total assets of the Cash Reserve Fund will be invested in commercial paper and variable rate demand notes. Commercial paper issued by finance companies will comprise more than 25% of the Fund's total assets, unless the Fund is in a temporary defensive position as a result of economic conditions. These policies may not be changed without shareholder approval. Concentration of the Fund's portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios.


INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Investing in Securities of Other Investment Companies," and "Restricted and Illiquid Securities."

U.S. TREASURY MONEY MARKET FUND

The investment objective of the U.S. Treasury Money Market Fund is current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government and are fully guaranteed as to payment of principal and interest by the United States.

ACCEPTABLE INVESTMENTS. The Fund invests only in short-term U.S. Treasury obligations maturing in 397 days or less. The average maturity of the U.S. Treasury obligations in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

In addition, the Fund may engage in when-issued and delayed delivery transactions and invest in repurchase agreements. See "Portfolio Investments and Strategies."

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Investing in Securities of Other Investment Companies," and "Restricted and Illiquid Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

BORROWING MONEY

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow up to one-third of the value of its total assets. (The U.S. Treasury Money Market Fund will not borrow through the use of reverse repurchase agreements.) The Money Market Funds cannot pledge securities; however, the Capital Appreciation Fund, Louisiana Municipal Income Fund, and U.S. Government Income Fund may each pledge up to 15%, and the Total Return Bond Fund may pledge up to 10%, of the value of their respective assets to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

FOREIGN SECURITIES

The Capital Appreciation Fund and the Total Return Bond Fund may invest in foreign securities which are traded publicly in the United States. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issuers. These considerations include the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher.

The Funds' investment adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Funds' standards and objectives. The Funds will only purchase securities issued in U.S. dollar denominations and will not invest more than 15% of its total assets in foreign securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other open-end investment companies, as well as closed-end investment companies. The Funds, however, will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of their respective total assets in any one investment company, or invest more than 10% of their respective total assets in investment companies in general.

The Funds will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.

It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purposes of investing their short-term cash on a temporary basis. The Funds' adviser will waive its investment advisory fee on assets invested in securities of other investment companies.

LENDING OF PORTFOLIO SECURITIES

In order to generate income, each of the Funds (except the Money Market Funds) may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of their respective total assets to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times. This policy cannot be changed with respect to any Fund without the approval of holders of a majority of such Fund's shares.


There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


PUT AND CALL OPTIONS


The Funds (except the Money Market Funds) may engage in or reserve the right to engage in put and call options as discussed for those Funds under "Objective and Policies of Each Fund." The Funds may purchase put and call options on their portfolio securities. These options will be used as a hedge to attempt to protect securities which the Funds hold or will be purchasing against decreases or increases in value. The Funds may also write (sell) put and call options on all or any portion of their portfolio to generate income for the Funds. The Funds will write call options on securities either held in their portfolio or which they have the right to obtain without payment of further consideration or for which they have segregated cash or U.S. government securities in the amount of any additional consideration. In the case of put options, the Funds will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. Each Fund will limit its purchase of options so that not more than 20% of its net assets will be invested in option premiums. Each Fund will limit its option writing activities so that the assets underlying such options will not exceed 25% of its total net assets. (These limits apply to both options on securities and options on futures contracts.)


The Funds will generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by a Fund are not traded on an exchange. The Funds purchase and write options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by each Fund's adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options generally have a continuous liquid market while over-the-counter options may not.

FINANCIAL FUTURES AND OPTIONS ON FUTURES


The Funds (except the Money Market Funds) may engage in or reserve the right to engage in financial futures and options on futures as discussed for those Funds under "Objective and Policies of Each Fund." The Funds may purchase and sell financial futures contracts to hedge all or a portion of their portfolio of securities against changes in interest rates or as a hedge to attempt to protect securities which the Funds hold against decreases in value. (For the immediate future, the Capital Appreciation Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire.) Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

The Funds may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in their portfolio against decreases in value resulting from anticipated increases in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Funds (except the Capital Appreciation Fund) may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Funds will use these transactions to attempt to protect their ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When a Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. If the anticipated rise in purchase prices of portfolio securities occurs, a Fund may use the premiums it receives from writing put options to offset such increased prices. As a purchaser of a call option on a futures contract, a Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Funds may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures position and premiums paid for related options would exceed 5% of the market value of such Fund's total assets. When a Fund purchases futures contracts or writes put options on futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) or equal to the exercise price of the put options will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.

     RISKS. When a Fund uses financial futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contracts and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options. When a Fund writes a call option, it retains the risk of a market decline in the price of the underlying security, but gives up the right to capital appreciation of that security above the "strike price" of the option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although a Fund's investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Funds' ability to establish and close out futures and options positions depends on this secondary market.

REGULATORY COMPLIANCE


The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in this prospectus and the Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of a Fund's total assets in the securities of any one issuer, although a Fund's investment limitations only requires such 5% diversification with respect to 75% of its assets. The Funds will invest more than 5% of their respective assets in any one issuer only under circumstances permitted by Rule 2a-7. The Funds will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


REPURCHASE AGREEMENTS

Each of the Funds may invest in repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or certificates of deposit or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily.

To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by each Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES

The Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund may invest up to 10% of their respective total assets in restricted securities. Certain restricted securities which the Trustees deem to be liquid will be excluded from this limitation. The restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law.

The Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund will limit investments in illiquid securities (including, as applicable, certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options) to 15% of their respective net assets. The Money Market Funds will limit investments in illiquid securities to 10% of their respective net assets.

TEMPORARY INVESTMENTS

During times of unusual market conditions, for defensive purposes and to maintain liquidity, the Capital Appreciation Fund, the Total Return Bond Fund, and the U.S. Government Income Fund may invest in cash and money market instruments, such as the following:

       prime commercial paper (rated A-2 or above by S&P, Prime-2 or above by Moody's, or F-2 or above by Fitch) and Europaper (rated A-2 or above or Prime-2 or above). In the case where commercial paper or Europaper has received different ratings from different NRSROs, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high-quality ratings and provided the investment adviser has determined that such investment presents minimal credit risks;

       instruments of domestic and foreign banks and savings and loans having capital, surplus, and undivided profits of over $100 million or if the principal amount of the instrument is insured by the FDIC or the Federal Savings and Loan Insurance Corporation. These instruments include certificates of deposit, demand and time deposits, savings shares, ECDs, ETDs, Canadian Time Deposits, and bankers' acceptances;

       securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities;

       repurchase agreements; and

       other short-term money market instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.

The Louisiana Municipal Income Fund may, from time to time, on a temporary basis, or when the investment adviser determines that market conditions call for a temporary defensive posture, invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements.

The Louisiana Municipal Income Fund has no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of high quality. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.
For defensive purposes only, the Total Return Bond Fund may also invest in acceptable investments of the Fund with short-term maturities.

U.S. GOVERNMENT SECURITIES


The types of U.S. government securities in which the Funds may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers Home Administration are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farmers Home Administration, Federal Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives, Tennesse Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation, National Credit Union Administration, and Student Loan Marketing Association are backed by the credit of the agency or instrumentality issuing the obligations.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may purchase securities on a when-issued or delayed delivery basis. (The Cash Reserve Fund will limit the securities purchased on a when-issued and delayed delivery basis to short-term U.S. government obligations.) These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The Funds engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with each Fund's investment objective and policies, not for investment leverage. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more/less than the market value of the securities on the settlement date.

The Funds may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

As a matter of operating policy, which may be changed without shareholder approval, each Fund will limit its purchase of securities on a when-issued or delayed delivery basis to no more than 20% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment a later increase or decrease in percentage resulting from any change in value of a Fund's net assets will not result in a violation of any of the above restrictions.

TOWER MUTUAL FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF TOWER MUTUAL FUNDS

BOARD OF TRUSTEES. Tower Mutual Funds is managed by a Board of Trustees. The Trustees are responsible for managing Tower Mutual Funds' business affairs and for exercising all Tower Mutual Funds' powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with Tower Mutual Funds, investment decisions for the Funds are made by Hibernia National Bank, the Funds' investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets, as follows: Capital Appreciation Fund--0.75%; Louisiana Municipal Income Fund--0.45%; Total Return Bond Fund-- 0.70%; U.S. Government Income Fund--0.45%; and Cash Reserve Fund and U.S. Treasury Money Market Fund--0.40%. The Adviser may voluntarily choose to waive a portion of its fee or reimburse a Fund for certain operating expenses. The Adviser may modify or terminate this voluntary waiver of its advisory fee or reimbursement of expenses at any time with respect to a Fund at its sole discretion. The Adviser has also undertaken to reimburse the Funds for operating expenses in excess of limitations established by certain states.


     ADVISER'S BACKGROUND. Hibernia National Bank, a national bank organized in 1933, is a wholly owned subsidiary of Hibernia Corporation ("Hibernia"). Hibernia National Bank has acted as investment adviser to the Trust since its inception in 1988. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public, including commercial lending, depository services, cash management, retail banking, mortgage banking, discount brokerage, investment counseling, international banking, and trust services.



Hibernia National Bank has been ranked by the American Banker newspaper as the 88th largest U.S. Bank according to December 31, 1994,, deposits. As of October 16, 1995, with pending mergers, which are subject to shareholder and regulatory approval, Hibernia National Bank would have approximately $7.1 billion in assets and 161 banking locations serving 25 parishes and 60 cities, representing more than 70% of the State's population. As of September 30, 1995, the Trust Group had $4.8 billion under administration of which it had investment discretion over $1.5 billion. The Trust Group has managed pools of commingled funds since 1966; as of September 30, 1995, the Trust Group managed seven such investment pools, as well as the six Tower Mutual Funds, with total assets of $866.7 million.


As part of their regular banking operations, Hibernia National Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Hibernia National Bank. The lending relationship will not be a factor in the selection of securities.


John A. Cain became the Tower Capital Appreciation Fund's portfolio manager in March, 1995. Mr. Cain is a Vice President and Trust Investment Officer specializing in equity and balanced account management. Mr. Cain is the investment manager of Hibernia Trust's Growth Stock Fund. He has 36 years of investment management experience both in the brokerage and trust industries. He earned his B.B.A. from the University of Mississippi.



Jeffrey R. Tanguis has been the Louisiana Municipal Income Bond Fund's and the U.S. Government Income Fund's portfolio manager since 1988 and 1992, respectively. Mr. Tanguis began to manage the Total Return Bond Fund in 1995. Mr. Tanguis joined Hibernia in 1984 and is currently a Vice-President and Trust Investment Officer of Hibernia. During the period 1982 to 1984, Mr. Tanguis worked for a major Wall Street brokerage firm. Mr. Tanguis received a B.S. from Louisiana State University.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan of Tower Mutual Funds, the distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings and loan associations) to provide administrative services. Fees paid by the distributor for these services with respect to a Fund will be reimbursed by the relevant Fund up to 0.25 of 1% of average daily net assets of the Fund.

These services may include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records, processing purchase and redemption transactions, and performing other services. Brokers, dealers, and administrators will receive fees based upon shares owned by their clients or customers. The formula for calculating the fees will be determined from time to time by the Trustees. The fees are calculated as a percentage of the average aggregate net asset value of shares added to shareholder accounts and held in the accounts during the period for which the brokers, dealers, and administrators provide services. Although fees paid by a Fund relate directly to the net asset value of a Fund's shares, it is possible that fees paid by a Fund may be used to provide similar services for other of the Trust's funds. In addition, a Fund may reimburse the distributor for writing, printing and distributing prospectuses, statements of additional information, and sales literature. Payments made to the distributor under the distribution plan will be limited to reimbursement of actual expenses.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act, and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services ("FAS"), Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate each Fund, such as legal and accounting services. FAS provides these at an annual rate as specified below:

      MAXIMUM
  ADMINISTRATIVE              AVERAGE AGGREGATE DAILY
        FEE                   NET ASSETS OF THE TRUST
    .150 of 1%       on the first $250 million
    .125 of 1%       on the next $250 million
    .100 of 1%       on the next $250 million
    .075 of 1%       on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. FAS may voluntarily choose to waive a portion of its fee.

CUSTODIAN. Hibernia National Bank, New Orleans, Louisiana, is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, Massachusetts, is transfer agent for the shares of the Funds and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS. The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.

NET ASSET VALUE
--------------------------------------------------------------------------------

With respect to the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, net asset value per share fluctuates and is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

With respect to the Money Market Funds, each Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing its portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. Of course, the Money Market Funds cannot guarantee that their net asset value will always remain at $1.00 per share.
INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Funds are sold on days on which the New York Stock Exchange is open for business. With respect to the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, shares may be purchased through Hibernia National Bank or through brokers or dealers which have a sales agreement with the distributor. Shares of the Money Market Funds may be purchased through Hibernia National Bank or directly from the distributor. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.

THROUGH HIBERNIA NATIONAL BANK. An investor may call Hibernia National Bank to place an order to purchase shares of the Funds. (Call toll-free 1-800-999-0124.) Texas residents must purchase shares through Hibernia Investment Securities, Inc., at 1-800-999-0426. For the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, orders purchased through Hibernia National Bank are considered received when the appropriate Fund is notified of the purchase order. Purchase orders must be received by Hibernia National Bank before 3:00 p.m. (Central Standard Time) and must be transmitted by Hibernia National Bank to the appropriate Fund before 3:00 p.m. (Central Standard Time) in order for shares to be purchased at that day's public offering price. It is the responsibility of Hibernia National Bank to transmit orders promptly.

Payment for shares of the Money Market Funds may be made either by check or federal funds. Payment by check must be included with the order. Orders are considered received after payment by check is converted by Hibernia National Bank into federal funds. When payment is made with federal funds, the order is considered received immediately. Payment by federal funds must be received before 11:00 a.m. (Central Standard Time) on the same day as the order to earn dividends for that day. Federal funds should be wired as follows: Hibernia National Bank, New Orleans, Lousiana; for Credit to: (include name of Fund); Title or name of account; and Wire Order Number. Shares cannot be purchased by wire on Columbus Day, Veterans Day, or Martin Luther King Day.

THROUGH AUTHORIZED BROKER/DEALERS. An investor may place an order through authorized brokers and dealers to purchase shares of the Funds (except the Money Market Funds). Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from Hibernia National Bank, which forwards the request to the transfer agent. Purchase requests through registered broker/dealers must be received by Hibernia National Bank and transmitted to the Fund before 3:00 p.m. (Central Standard Time) in order for shares to be purchased at that day's public offering price.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in each Fund by an investor is $1,000. With respect to the Money Market Funds, if the investment is in a retirement plan, the minimum initial investment is $250. Subsequent investments must be in amounts of at least $100. The Funds may choose to waive these minimum investment requirements for directors and employees of Hibernia National Bank.

WHAT SHARES COST

Shares of the Funds are sold at their net asset value next determined after an order is received.

There is no sales charge imposed by the Money Market Funds.

Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund are sold with a sales charge as follows:

                                                SALES CHARGE AS A         SALES CHARGE AS A
                                               PERCENTAGE OF PUBLIC       PERCENTAGE OF NET
      AMOUNT OF TRANSACTION INVESTED              OFFERING PRICE           AMOUNT INVESTED
Less than $100,000                                    3.00%                     3.09%
$100,000 but less than $250,000                       2.75%                     2.83%
$250,000 but less than $500,000                       2.00%                     2.04%
$500,000 but less than $750,000                       1.00%                     1.01%
$750,000 but less than $1 million                     0.75%                     0.76%
$1 million but less than $2 million                   0.50%                     0.50%
$2 million or more                                    0.25%                     0.25%


On Monday through Friday, the Money Market Funds calculate net asset value at 11:00 a.m. (Central Standard Time) and 3:00 p.m. (Central Standard Time), while Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund determine net asset value at the close of the New York Stock Exchange, normally 3:00 p.m. (Central Standard Time), except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASES AT NET ASSET VALUE. With respect to the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, shares may be purchased at net asset value, without a sales charge, by the Trust Division of Hibernia National Bank or other affiliates of Hibernia for funds which are held in a fiduciary, agency, custodial, or similar capacity. Trustees and employees of the Trust, Hibernia National Bank, or Federated Securities Corp. or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Funds, and their spouses and children under 21 may also buy shares at net asset value, without a sales charge.

SALES CHARGE REALLOWANCE. For sales of shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, Hibernia National Bank and any authorized dealer will normally receive up to 100% of the applicable sales charge. Any portion of the sales charge which is not paid to Hibernia National Bank or a dealer will be retained by the distributor. However, the distributor, in its sole discretion, may uniformly offer to pay to Hibernia National Bank or a dealer selling shares of the Funds, all or a portion of the sales charge it normally retains. If accepted by Hibernia National Bank or a dealer, such additional payments will be predicated upon the amount of Fund shares sold. Such payments may take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Funds or other special events at recreational facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell significant amounts of shares.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, Hibernia National Bank, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by Hibernia National Bank or its affiliates.

REDUCING THE SALES CHARGE

The sales charge can be reduced through:

       quantity discounts and accumulated purchases;

       signing a 13-month letter of intent;

       using the reinvestment privilege; or

       concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table on the previous page, larger purchases of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund reduce the sales charge paid. The distributor will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of shares in the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund is made, the distributor will consider the previous purchases still invested in the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund. For example, if the shareholder already owns shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 2.75%, not 3.00%.

To receive the sales charge reduction, Hibernia National Bank or the distributor must be notified by the shareholder in writing at the time the purchase is made that shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund are already owned or that purchases are being combined. The distributor will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 3.00% of the total amount intended to be purchased in escrow (in shares of that Fund) until such purchase is completed.

The 3.00% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

REINVESTMENT PRIVILEGE. If shares in the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund have been redeemed, the shareholder has a one-time right, within 30 days (within 120 days for IRA accounts), to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Hibernia National Bank or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in a Fund, there may be tax consequences.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in Tower Mutual Funds, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in one of the Tower Mutual Funds with a sales charge and $70,000 in another Tower Mutual Fund with a sales charge, the sales charge would be reduced.

To receive this sales charge reduction, the distributor must be notified by the shareholder in writing or by Hibernia National Bank at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.

SYSTEMATIC INVESTMENT PROGRAM
Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus the applicable sales charge, if any. A shareholder may apply for participation in this program through Hibernia National Bank.

EXCHANGING SECURITIES FOR FUND SHARES

The Funds may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Shares purchased by exchange of securities cannot be redeemed by telephone for five business days to allow time for the transfer to settle.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.
CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting Hibernia National Bank in writing.

With respect to the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month. With respect to the Money Market Funds, monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

With respect to the Money Market Funds, dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the respective Fund unless cash payments are requested by writing to one of these Funds or Hibernia National Bank. Share purchase orders received by one of these Funds or Hibernia National Bank before 11:00 a.m. (Central Standard
Time) earn dividends that day.

Dividends are declared and paid monthly to all shareholders invested in the Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund and are declared and paid quarterly to all shareholders in the Capital Appreciation Fund on the record date. Dividends are automatically reinvested in additional shares of the respective Fund on payment dates at the ex-dividend date net asset value without a sales charge, unless cash payments are requested by writing to one of these Funds or Hibernia National Bank.

CAPITAL GAINS

Capital gains realized by a Fund, if any, will be distributed at least once every 12 months.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

TOWER MUTUAL FUNDS

Shareholders of any of the Funds are shareholders of Tower Mutual Funds. Shareholders in a Fund have easy access to each of the portfolios of Tower Mutual Funds through a telephone exchange program.

EXCHANGING SHARES. Shares of those Funds with a sales charge may be exchanged at net asset value for shares of any of the other Funds in the Trust with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of any of the other Funds in the Trust with a sales charge at net asset value plus the applicable sales charge. Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000.

When an exchange is made from a Fund with a sales charge to a Fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a Fund with a sales charge would be at net asset value.

The exchange privilege is available to shareholders residing in any state in which the Fund shares being acquired may legally be sold. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized.

The exchange privilege may be terminated at any time. Prior to such termination, shareholders will be notified of the termination of the exchange privilege at least 60 days before the date of termination. A shareholder may obtain further information on the exchange privilege by calling Hibernia National Bank.

EXCHANGE-BY-TELEPHONE. Instructions for exchanges between Funds which are part of Tower Mutual Funds may be given by telephone to Hibernia National Bank at 1-800-999-0124 or to the distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent by Hibernia National Bank and deposited to the shareholder's mutual fund account before being exchanged.

Telephone exchange instructions must be received before 3:00 p.m. (Central Standard Time) for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination at least 60 days prior to the date of modification or termination. Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending a mail request to Hibernia National Bank, 313 Carondelet Street, New Orleans, Louisiana 70130. In addition, an investor may exchange shares by sending a written request to his or her authorized broker directly.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Funds redeem shares at their net asset value next determined after the relevant Fund receives the redemption request. Redemptions may be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Hibernia National Bank or directly to the respective Fund.

BY TELEPHONE. A shareholder may redeem shares of a Fund by calling Hibernia National Bank at 1-800-999-0124 to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from Hibernia National Bank. Redemption instructions given by telephone may be electronically recorded.

With respect to the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, redemption requests through Hibernia National Bank must be received by Hibernia National Bank before 3:00 p.m. (Central Standard Time) and must be transmitted by Hibernia National Bank to the appropriate Fund before 3:00 p.m. (Central Standard Time) in order for shares to be redeemed at that day's net asset value. Redemption requests through registered broker/dealers must be received by Hibernia National Bank and transmitted to the appropriate Fund before 3:00 p.m. (Central Standard Time) in order for shares to be redeemed at that day's net asset value. Hibernia National Bank is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. Other registered broker/dealers may charge customary fees and commissions for this service. With respect to the Money Market Funds, for calls received before 10:00 a.m. (Central Standard Time), proceeds will normally be wired the same day to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve Wire System or a check will be sent to the address of record.

For calls received after 10:00 a.m. (Central Standard Time), proceeds will normally be wired the following business day. In no event will proceeds be wired more than five days after a proper request for redemption has been received.

A daily dividend will be paid on shares of the Money Market Funds redeemed if the redemption request is received after 10:00 a.m. (Central Standard Time). However, the proceeds are normally not wired until the following business day. Redemption requests received before 10:00 a.m. (Central Standard Time) will normally be paid the same day but will not be entitled to that day's dividend. If at any time, the Money Market Funds shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Funds to accept telephone requests must first be completed. Authorization forms and information on this service are available from Hibernia National Bank or the distributor.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may redeem shares of a Fund by sending a written request to Hibernia National Bank. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to Hibernia National Bank. Shareholders should call Hibernia National Bank for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with a Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

       a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;

       a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

       a savings bank or savings and loan association whose deposits are insured by SAIF, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of a Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Hibernia National Bank. Due to the fact that shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund are sold with a sales charge, it is not advisable for shareholders to be purchasing shares of those Funds while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in Tower Mutual Funds have equal voting rights, except that in matters affecting only a particular Fund, only shareholders of that Fund are entitled to vote. As a Massachusetts business trust, Tower Mutual Funds is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in Tower Mutual Funds' or a Fund's operation and for the election of Trustees under certain circumstances. As of October 6, 1995, Hibernia National Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of Tower Mutual Funds' outstanding shares.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of Tower Mutual Funds. To protect shareholders, Tower

Mutual Funds has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of Tower Mutual Funds. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument Tower Mutual Funds or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for obligations of Tower Mutual Funds, Tower Mutual Funds is required to use its property to protect or to compensate the shareholder. On request, Tower Mutual Funds will defend any claim made and pay any judgment against a shareholder for any act or obligation of Tower Mutual Funds. Therefore, financial loss resulting from liability as a shareholder will occur only if Tower Mutual Funds cannot meet its obligations to indemnify shareholders and to pay judgments against them from its assets.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. Hibernia National Bank is subject to such banking laws and regulations.

Hibernia National Bank believes, based on the advice of its counsel, that Hibernia National Bank may perform the services for any Fund contemplated by its advisory agreement with Tower Mutual Funds without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Hibernia National Bank from continuing to perform all or a part of the above services for its customers and/ or a Fund.

If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of a Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by Hibernia National Bank. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Hibernia National Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

LOUISIANA MUNICIPAL INCOME FUND--ADDITIONAL TAX INFORMATION

Shareholders are not required to pay federal regular income tax on any dividends received from the Louisiana Municipal Income Fund that represent net interest on tax-exempt municipal securities. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal securities may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax-preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax-preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Louisiana Municipal Income Fund may purchase all types of municipal securities, including private activity bonds. Thus, in any tax year, a portion of the Fund's dividends may be treated as a tax-preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax-preference item.

"Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Louisiana Municipal Income Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

LOUISIANA TAXES. Under existing Louisiana laws, distributions made by the Fund are not subject to Louisiana income taxes provided that such distributions qualify as exempt-interest dividends, and represent interest from obligations which are issued by the State of Louisiana or any of its political subdivisions, which interest is exempt from federal income tax. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Louisiana income taxes.

OTHER STATE AND LOCAL TAXES

Income from the Louisiana Municipal Income Fund is not necessarily free from state income taxes in states other than Louisiana or from personal property taxes. With respect to all the Funds, shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time each Fund may advertise its total return and yield. Additionally, the Louisiana Municipal Income Fund may advertise its tax-equivalent yield, and each Money Market Fund may also advertise its effective yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield for each Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by such Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. With respect to the Louisiana Municipal Income Fund, the tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that that Fund would have had to earn to equal its actual yield, assuming a specific tax rate. Yield and tax-equivalent yield do not necessarily reflect income actually earned by a Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect to the Money Market Funds, the effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in a Money Market Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For those Funds sold with a sales charge, the performance information normally reflects the effect of the maximum sales charge which, if excluded, would increase the total return, yield, and tax-equivalent yield. Occasionally, performance information which does not reflect the effect of the sales charge may be quoted in advertising.

From time to time, the Funds may advertise their performance using certain financial publications and/or compare their performance to certain indices. ADDRESSES
--------------------------------------------------------------------------------

Tower Capital Appreciation Fund
Tower Louisiana Municipal Income Fund
Tower Total Return Bond Fund
Tower U.S. Government Income Fund
Tower Cash Reserve Fund
Tower U.S. Treasury Money Market Fund
                                                                          Federated Investors Tower
                                                                          Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                            Federated Investors Tower
                                                                          Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Hibernia National Bank                                Attention: Tower Mutual Funds
                                                                          P.O. Box 61540
                                                                          New Orleans, Louisiana 70161
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    Hibernia National Bank                                Attention: Tower Mutual Funds
                                                                          P.O. Box 61540
                                                                          New Orleans, Louisiana 70161
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                            P.O. Box 8600
                                                                          Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Ernst & Young LLP                                     One Oxford Centre
                                                                          Pittsburgh, Pennsylvania 15219
-----------------------------------------------------------------------------------------------------------------------




                               TOWER MUTUAL FUNDS
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

   This Combined Statement of Additional Information should be read with the combined prospectus of Tower Mutual Funds (the "Trust") dated October 31,
                                                                  -----------

   1995.  This Statement is not a prospectus itself.  To receive a copy of the
   ----

   prospectus, write the Trust or call toll-free 1-800-999-0124.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

   Statement dated  October 31, 1995
                    ----------------


   . THE SHARES OF THE TOWER MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF
     HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.
   . INVESTMENT IN THE SHARES OF THE TOWER MUTUAL FUNDS INVOLVES INVESTMENT
     RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
   . THE TOWER CASH RESERVE FUND AND THE TOWER U.S. TREASURY MONEY MARKET
     FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.





























           FEDERATED SECURITIES
           CORP.

           Distributor


TABLE OF CONTENTS                          Adviser to the Trust      13
                                           Advisory Fees             13
GENERAL INFORMATION ABOUT THE FUND
                                          ADMINISTRATIVE SERVICES    14
                           1
                                          TRANSFER AGENT, DIVIDEND DISBURSING
INVESTMENT OBJECTIVE AND
                                          AGENT, AND PORTFOLIO ACCOUNTING
POLICIES OF THE FUNDS      1
                                          SERVICES                   14
 When-Issued and Delayed Delivery
  Transactions             1
 Lending of Portfolio Securities 1
 Reverse Repurchase Agreements   1
 Futures and Options Transactions1
 Restricted Securities     4
 Warrants                  4
 Louisiana Municipal Bond Isuers 4
 AMBAC Indemnity Corporation  5
 Financial Guaranty Insurance
  Company                  5
 Financial Security Assurance Inc.
                           5
 Zero-Coupon Securities    5
 Portfolio Turnover        6
INVESTMENT LIMITATIONS     6

TOWER MUTUAL FUNDS MANAGEMENT 11

 Officers and Trustees     11
 Fund Ownership            12
 Trustee Liability         13
INVESTMENT ADVISORY SERVICE13



CUSTODIAN                  14

BROKERAGE TRANSACTIONS     14

PURCHASING SHARES          15

 Distribution Plan         15
 Conversion To Federal Funds  15
DETERMINING NET ASSET VALUE15

 Determining Market Value of
  Securities               15
EXCHANGE PRIVILEGE         17

 Requirement for Exchange  17
 Making an Exchnage        17
REDEEMING SHARES           17

 Redemption in Kind        17
TAX STATUS                 18

 The Funds' Tax Status     18
 Shareholders' Tax Status  18
TOTAL RETURN               18

YIELD                      18

TAX-EQUIVALENT YIELD       19

PERFORMANCE INFORMATION    20

APPENDIX                   22


GENERAL INFORMATION ABOUT THE FUNDS


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 8, 1988. As of the date of this Statement, the Trust consists of six separate portfolios of securities (the "Funds") which are as follows: Tower Capital Appreciation Fund ("Capital Appreciation Fund"), Tower Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund"), Tower Total Return Bond Fund ("Total Return Bond Fund"), Tower U.S. Government Income Fund ("U.S. Government Income Fund"), Tower Cash Reserve Fund ("Cash Reserve Fund"), and Tower U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund" and
                                                                            ----

together with the Cash Reserve Fund, the "Money Market Funds").
----------------------------------------- ------------------


INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

The Prospectus discusses the objective of each Fund and the policies it employs to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the Prospectus.
The Funds' respective investment objectives cannot be changed without approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.
LENDING OF PORTFOLIO SECURITIES
The Funds (except the Money Market Funds) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REVERSE REPURCHASE AGREEMENTS
The Funds (except U.S. Treasury Money Market Fund) may invest in reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future such Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased,


are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
FUTURES AND OPTIONS TRANSACTIONS
The Funds (except the Money Market Funds) may engage in or reserve the right to engage in put and call options, financial futures, and options of futures as discussed for those Funds in the prospectus. For purpose of the Capital Appreciation Fund, financial futures may include stock index futures.
The Funds will maintain positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.
  FINANCIAL FUTURES CONTRACTS
     A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt securities issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government.
     In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge their holdings of securities, the Funds could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect themselves against the possibility that the prices of their securities may decline during the Funds' anticipated holding period. The Funds would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.


  PURCHASING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
     A Fund could purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates or as a means of reducing fluctuations in the net asset value of shares of the Fund. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by such Fund for the original option plus the realized decrease in value of the hedged securities. Alternately, a Fund may exercise its put to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
  WRITING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
     In addition to purchasing put options on futures, a Fund may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, a Fund's obligation under a call option on a future (to sell a futures contact) costs less to fulfill, causing the value of such Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that Fund keeps the premium received for the option. This premium can offset the drop in value of such Fund's fixed income securities which is occurring as interest rates rise.
     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, such Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The new premium income of the Fund will then offset the decrease in value of the hedged securities.
  WRITING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Funds may write listed put options on financial futures contracts for U.S. government securities to hedge its portfolio against a decrease in market interest rates. When a Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract increases.
     As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.
     Prior to the expiration of the put option, or its exercise by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by such Fund for the initial option.
  PURCHASING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
     When a Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of such Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, a Fund could exercise its option and buy the futures contract below market price.
  LIMITATION ON OPEN FUTURES POSITION
     A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
  MARGIN IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is know as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expires. In computing its daily net asset value, a Fund will mark-to-market its open futures positions.
     The Funds are also required to deposit and maintain margin when they write call options on futures contracts.
  PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     The Funds may purchase put and call options on portfolio securities to protect against price movements in particular securities. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives a Fund, in return for a premium, the right to buy the underlying security from the seller.
     The Capital Appreciation Fund may only buy put options which are listed on a recognized options exchange.


  WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     As writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. As a writer of a put option, a Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.
     A Fund may only write call options either on securities held in it portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, a Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.
RESTRICTED SECURITIES
The Capital Appreciation Fund, Louisiana Municipal Income Fund, and Total Return Bond Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Funds will not invest more than 10% of the value of its total assets in restricted securities.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of potential buyers;
   o dealer undertakings to make a market in the security; and
                                                          -
   o the nature of the security and the nature of the marketplace trades.
The Funds may invest in commercial paper issued in reliance on an exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as a Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper is normally resold to other institutional investors, like the Funds, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2), thus providing liquidity.
WARRANTS

The Capital Appreciation Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. The Fund will not invest more than 5% of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.

LOUISIANA MUNICIPAL BOND INSURERS
If a high-rated security loses its rating or has its rating reduced after the Louisiana Municipal Income Fund has purchased it, the Fund is not required to drop the security from its portfolio, but may consider doing so. If ratings made by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus. Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S&P.
  MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     Municipal Bond Investors Assurance Corp. ("MBIA") is a wholly-owned subsidiary of MBIA, Inc., a Connecticut insurance company, which is owned by The Aetna Life and Casualty, Credit Local DeFrance CAECL, S.A., The Fund American Companies, and the public. The investors of MBIA, Inc., are not obligated to pay the obligations of MBIA. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York 10504, and its telephone number is (914) 273-4345. S&P has rated the claims-paying ability of MBIA "AAA."


  AMBAC INDEMNITY CORPORATION
     AMBAC Indemnity Corporation ("AMBAC") is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutorily required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York 10004, and its telephone number is (212)668-0340. S&P has rated the claims-paying ability of AMBAC "AAA."
  FINANCIAL GUARANTY INSURANCE COMPANY
     Financial Guaranty Insurance Company ("Financial Guaranty") is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. The investors of FGIC Corporation are not obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is subject to regulation by the state of New York Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 115 Broadway, New York, New York 10006, and its telephone number is (212) 312-3000. S&P has rated the claims-paying ability of Financial Guaranty "AAA."
  FINANCIAL SECURITY ASSURANCE INC.
     Financial Security Assurance Inc. (FSA) insures municipal, asset-backed and residential mortgage-backed obligations. FSA is a majority-owned subsidiary of US West Capital Corp. US West is attempting to find a buyer for FSA. The address of FSA is 350 Park Avenue, New York, New York 10022, and its telephone number is (212) 826-0100. The claims-paying ability for FSA holds the highest available ratings from Moody's (Aaa) and S&P (AAA).


ZERO-COUPON SECURITIES
The Funds may invest in Zero-Coupon Securities. Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.
Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer of holder thereof), in trust on behalf of the owners thereof.
In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificated or other evidence of ownership of the underlying U.S. Treasury securities.
When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.
PORTFOLIO TURNOVER

The Louisiana Municipal Income Fund conducts portfolio transactions to accomplish its investment objective as interest rates change, to invest new money obtained from selling its shares, and to meet redemption requests. The Fund may trade or dispose of portfolio securities at any time if it appears that trading or selling the securities will help the Fund achieve its investment objective. For fiscal years ended August 31, 1995 and 1994, the portfolio
                                                 -        -

turnover rates were 22% and 33%, respectively.
                    --------   -

The Total Return Bond Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. For the fiscal years
                                                                           -


ended August 31, 1995 and August 31, 1994, the portfolio turnover rates were 91%
                    -     -----------------                       --------------

and 96%, respectively.
----   -

Although the U.S. Government Income Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the fiscal years ended August 31,
1995  and 1994, the portfolio turnover rates were 5% and 26%,   respectively.
   -         -                                    -------   -

The Capital Appreciation Fund's portfolio turnover rates for the fiscal years ended August 31, 1995, and 1994 were
      -         -------------------------------------------

69% and 118%, respectively.
--------    --


INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS
With respect to 75% of the value of its total assets, the Capital Appreciation Fund will not purchase securities of any one issuer, except cash and cash items and securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. To comply with certain state restrictions, the Fund will not purchase securities of any issuer, except for securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, if as a result more than 5% of its total assets would be invested in securities of that issuer. (If state restrictions change, this latter restriction may be revised without shareholder approval or notification.)


The Capital Appreciation Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
 With respect to 75% of the value of the Total Return Bond Fund's total assets the Fund will not invest more than 5% of the value of its total assets in any one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations). The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
The Cash Reserve Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except cash or cash items, repurchase agreements, and U.S. government obligations.
The Capital Appreciation Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
With respect to securities comprising 75% of the value of its total assets, the U.S. Treasury Money Market Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. Treasury securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.
(For purposes of the foregoing limitations, the Funds consider instruments issued by a domestic or foreign bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items.") CONCENTRATION OF INVESTMENTS
The Capital Appreciation Fund will not invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry. The Total Bond Fund will not invest 25% or more of the value of its total assets in any one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry. The Cash Reserve Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.
ACQUIRING SECURITIES
The Cash Reserve Fund will not acquire the voting securities of any issuer. It will not invest in securities issued by any other investment company. It will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN COMMODITIES
The Capital Appreciation Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase put options on portfolio securities and on financial futures contracts as a hedging strategy and not for speculative purposes. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial futures contracts. The Fund will notify shareholders before such a change in its operating policies is implemented.
The Louisiana Municipal Income Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Fund may, however, enter into future contracts on financial instruments or financial indexes and may purchase or sell options on such futures contracts. Such investments will be used as a hedging strategy only and not for speculative purposes and will not exceed 5% of the Fund's total net assets.
The Total Return Bond Fund will not purchase or sell commodities or commodities futures contracts. However, the Fund may purchase put and call options on portfolio securities and on financial futures contracts. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell puts and calls on financial futures contracts.


The U.S. Government Income Fund will not purchase or sell commodities, except that the Fund may purchase or sell financial futures contracts and related options.
The Cash Reserve Fund will not invest in commodities or commodity contracts.
The U.S. Treasury Money Market Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
ISSUING SENIOR SECURITIES AND BORROWING
The Capital Appreciation Fund, Louisiana Municipal Income Fund, U.S. Government Income Fund, and Cash Reserve Fund will not issue senior securities except that each Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets (net assets in the case of the U.S. Government Income Fund) including the amount borrowed. A Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolios securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, a Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
The Total Return Bond Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The U.S. Treasury Money Market Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.
PLEDGING ASSETS
The Capital Appreciation Fund, Louisiana Municipal Income Fund, U.S. Government Income Fund, and Cash Reserve Fund will not mortgage, pledge, or hypothecate securities, except to secure permissible borrowings. In those cases, a Fund may pledge assets having a value of 15% of its assets taken at cost.
The Total Return Bond Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
The U.S. Government Income Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets as the time of the borrowing. Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on U.S. government securities nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.
To comply with certain state restrictions, the Funds will limit these pledge of assets to 10% of its net assets at market. (If state restrictions change, this latter restriction may be revised without shareholder approval or notification.)


SELLING SHORT AND BUYING ON MARGIN
The Funds will not sell securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
UNDERWRITING
The Capital Appreciation Fund and Louisiana Municipal Income Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the disposition of its portfolio securities.
The Total Return Bond Fund, U.S. Government Income Fund, and U.S. Treasury Money Market Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.
The Cash Reserve Fund will not engage in underwriting of securities issued by others.
INVESTING IN REAL ESTATE
The Capital Appreciation Fund and Louisiana Municipal Income Fund will not purchase or sell real estate including limited partnership interests, although a Fund may invest in securities secured by real estate or interest in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.
The Total Return Bond and U.S. Government Income Fund will not buy or sell real estate, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


The Cash Reserve Fund will not invest in real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. In order to comply with registration requirements of a particular state, the Cash Reserve Fund will not invest in real estate limited partnerships. (If state requirements change, this limitation may be revised without notice to shareholders.)
The U.S. Treasury Money Market Fund will not purchase or sell real estate, including limited partnership interests.
LENDING CASH OR SECURITIES
The Capital Appreciation Fund will not lend any of its assets, except portfolio securities . It may purchase or hold bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by its investment objective and policies. The Louisiana Municipal Income will not lend any assets except portfolio securities up to one-third of the value of its total assets. The Fund may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations.
The Total Return Bond Fund will not lend any of its assets except portfolio securities. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies.
The U.S. Government Income Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets.
The Cash Reserve Fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective and policies.


The U.S. Treasury Money Market Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations, permitted by its investment objective, policies and limitations or Declaration of Trust.
INVESTING IN MINERALS
The Capital Appreciation Fund and Louisiana Municipal Income Fund will not invest in interests in oil, gas, or other mineral exploration or development programs or leases, other than debentures or equity stock interests.
The U.S. Government Income Fund will not purchase or sell oil, gas, or other mineral exploration or development programs.
Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Except as noted, shareholders will be notified before any material change in these limitations becomes effective. PURCHASING SECURITIES TO EXERCISE CONTROL
The Funds will not purchase securities of a company for the purpose of exercising control or management.
INVESTING IN WARRANTS
The Capital Appreciation Fund will not invest more than 5% of its assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, the Fund will limit its investment in such warrants not listed on New York or American Stock Exchanges to 2% of its total assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Fund in units with or attached to securities may be deemed to be without value.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Funds will limit their investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any investment company, or invest no more than 10% of its total assets in investment companies in general. The Funds will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purposes of investing its short-term cash on a temporary basis. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.
INVESTING IN NEW ISSUERS
The Funds will not invest more than 5% of the value of their total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
The Louisiana Municipal Income Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the payment of principal and interest is the responsibility of companies (or, guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
The Funds will not purchase or retain the securities of any issuer if the officers and Trustees of the Funds or their adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.


ARBITRAGE TRANSACTIONS
To comply with certain state restrictions, the Funds will not enter into transactions for the purpose of engaging in arbitrage. If state requirements change, this restriction may be revised without shareholder notification. WRITING COVERED CALL OPTIONS AND PURCHASING PUT OPTIONS
The Capital Appreciation Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's net assets would be invested in premiums on open put option positions.
The Total Return Bond Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio. The Fund will not write put or call options or purchase put or call options in excess of 5% of the value of its total assets.
The U.S. Government Income Fund will not write covered put and call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.
INVESTING IN RESTRICTED SECURITIES
The Capital Appreciation Fund will not purchase restricted securities if immediately thereafter more than 10% of the total assets of the Fund, taken at market value, would be invested in such securities (except for commercial paper issued under Section 4(2) of the Securities Act of 1933). To comply with certain state restrictions, the Fund will limit these transactions to 5% of its net assets. (If state restrictions change, this latter restriction may be revised without shareholder approval or notification.)
The Total Return Bond Fund may invest up to 10% of its total assets in restricted securities. Certain restricted securities which the Trustees deem to be liquid will be excluded from this limitation. The restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933.
The Louisiana Municipal Income Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933.
INVESTING IN MINERALS
The Total Return Bond Fund will not purchase in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
The U.S. Treasury Money Market Fund will not purchase oil, gas, or other mineral exploration or development programs or leases.
In order to comply with registration requirements of a particular state, the Cash Reserve Fund will not invest in oil, gas, or other mineral leases. (If state requirements change, these limitations may be revised without notice to shareholders.)
The Capital Appreciation Fund did not borrow money, pledge securities or invest in illiquid securities in excess of 5% of the value of its net assets in the last fiscal year and has no present intent to do so during the coming fiscal year. To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 20% of its net assets, and (3) limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
The Louisiana Municipal Income Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
The U.S. Government Income Fund did not engage in reverse repurchase agreements, borrow money, or invest in illiquid securities in excess of 5% of the value of its net assets in the last fiscal year and has no present intent to do so during the coming year.
The Cash Reserve Fund did not borrow money or engage in when-issued and delayed delivery transactions in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming year.
The U.S. Treasury Money Market Fund does not expect to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment a later increase or decrease in percentage resulting from any change in value of a Fund's net assets will not result in a violation of any of the above restrictions.
TOWER MUTUAL FUNDS MANAGEMENT

OFFICERS AND TRUSTEES
Officers and Trustees are listed with their addresses, principal occupations, and present positions, including any affiliation with Hibernia National Bank, Hibernia Corporation, Federated Investors, Federated Securities Corp., and Federated Administrative Services.
Edward C. Gonzales*+
Federated Investors Tower
Pittsburgh, PA
President, Trustee and Treasurer


Vice President, Treasurer and Trustee, Federated Investors; Vice President and Treasurer, Federated Advisers, Federated Management, and Federated Research; Executive Vice President, Treasurer, and Director, Federated Securities Corp.; CEO, Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee, Federated Services Company and Federated Shareholder Services; Vice President and Treasurer Passport Research Limited; Vice President and Treasurer of certain investment companies advised or distributed by affiliates of Federated Investors.
Robert L. diBenedetto, M.D.
781 Colonial Drive
Baton Rouge, LA
Trustee
Gynecologist; Medical Director, Woman's Hospital; Vice President, Investment and Audit; President, Louisiana Medical Mutual Insurance Company; Medical Director, Women's Hospital Physician Hospital Organization.

James A. Gayle, Sr.
613 Turtle Creek Drive
Shreveport, LA
Trustee
Vice President of Government Affairs and Community Development and Director, Shreveport Chamber of Commerce; Director, Louisiana Forestry Association; Director, Anthony Forest Products Company, Inc.; Retired from International Paper Company in August 1985.


J. Gordon Reische +
5245 Cleveland Place
Metairie, LA


Trustee
Retired Managing Partner, New Orleans office, KPMG - Peat Marwick. (1971-1987). Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA
Vice President and Assistant Treasurer
Vice President and Director, Private Label Management, Federated Administrative Services.
Peter J. Germain
Federated Investors Tower
Pittsburgh, PA
Secretary
Corporate Counsel, Federated Investors.
*This Trustee is deemed to be an "interested person" of the Fund or Tower Mutual Funds as defined in the Investment Company Act of 1940.
+Members of Tower Mutual Funds' Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
FUND OWNERSHIP
Officers and Trustees of the Trust own less than 1% of each Fund's outstanding shares.

The following list indicates the beneficial ownership of shareholders who are the beneficial owners of more than 5% of the outstanding shares of the following Funds as of October 6, 1995: Hibernia National Bank, acting in various
             ---------------

capacities for numerous accounts owned, of record: approximately 6,957,861 shares (77.67%) of Capital Appreciation Fund; approximately 1,767,241 shares (29.45%) of Louisiana Municipal Bond Fund; approximately 6,472,558 shares


(95.76%) of Total Return Bond Fund; approximately 1,753,575 shares (42.12%) of U.S. Government Income Fund; approximately 166,866,502 shares (85.87%) shares of Cash Reserve Fund; and approximately 61,087,914 shares (57.24%) of U.S. Treasury Money Market Fund. Orthodontic Center of America, Metairie, Louisiana, owned approximately 10,825,920 shares (10.14%) of U.S. Treasury Money Market Fund and Curatorship of Chad A. Chamberlain/Wilmer J. Chamberlain - Provisional Curat, Houma, Louisiana, owned approximately 5,779,401 shares (5.41%) of U.S. Treasury Money Market Fund.
TRUSTEES COMPENSATION
---------------------



                  AGGREGATE
-----------------------------------------------

NAME ,          COMPENSATION
----------------------------------------------

POSITION WITH       FROM
----------------------------------------------

TRUST            CORPORATION*+
----------------------------------------------



Edward C. Gonzales         $0
------------------------------

President, Trustee, Treasurer
-----------------------------

Robert L. di Benedetto,    $14,580
-----------------------------------

Trustee
---------------------------

James A. Gayle, Sr.,       $14,580
-----------------------------------

Trustee
---------------------------


J. Gordon Reische,         $14,580
-----------------------------------

Trustee
---------------------------

*Information is furnished for the fiscal year ended August 31, 1995.  The Trust
-------------------------------------------------------------------------------

is the only investment company in the complex.
----------------------------------------------

+The aggregate compensation is provided for the Trust which is comprised of 6
-----------------------------------------------------------------------------

portfolios.
-----------





TRUSTEE LIABILITY
Tower Mutual Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICE

ADVISER TO THE TRUST
The Trust's investment adviser is Hibernia National Bank (the "Adviser"). It provides investment advisory services through its Trust Division. Hibernia National Bank is a wholly-owned subsidiary of Hibernia Corporation.
The Adviser shall not be liable to the Tower Mutual Funds, a Fund, or any shareholder of any Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with Tower Mutual Funds.
Because of the internal controls maintained by Hibernia National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Hibernia National Bank's or its affiliates' lending relationships with an issuer.
ADVISORY FEES
For its advisory services, Hibernia National Bank receives an annual investment advisory fee as described in the prospectus. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived by the Adviser:
                  Year Ended       Amount   Year Ended         Amount Year Ended
                  Amount
Fund Name         Aug 31, 1995     Waived-1995        Aug 31, 1994    Waived-
1994              Aug 31, 1993     Waived-1993

Capital Appreciation Fund $1,018,267        $0       $1,048,592  $0   $939,741
                  $223,255
Louisiana Municipal
Income Fund       $314,904$55,983  $ 384,286         $68,318   $ 309,076
  $98,029
Total Return Bond Fund    $491,566 $0       $451,203 $0        $358,745*
                  $394,139
U.S. Government
Income Fund       $223,677$29,824  $354,418 $47,256  $336,772  $81,877
Cash Reserve Fund $814,726$0       $681,321 $0       $664,827  $0
U.S. Treasury Money
Market Fund       $341,980$188,089 $164,112 $91,001  $13,624** $10,423


* For the period from November 2, 1992 (date of inital public investment) to August 31, 1993.
** For the period from July 19, 1993 (date of initial public offering) to August 31, 1993.
  STATE EXPENSE LIMITATION
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If a Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse a Fund for its expenses over the limitation.
     If a Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount
     of the excess, subject to an annual adjustment.   If the expense limitation
     is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
ADMINISTRATIVE SERVICES

Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for a fee described
in the prospectus.   The following shows all fees earned by Federated
Administrative Services and the amounts of those fees that were volintarily waived:


                 Year Ended        Amount    Year Ended        Amount Year Ended
                 Amount
Fund Name        Aug 31, 1995      Waived-1995      Aug 31, 1994 Waived-1994
                 Aug 31, 1993      Waived-1993
Capital Appreciation Fund   $177,184$0        $184,784          $0    $171,550
                  $0
Louisiana Municipal
Income Fund       $91,349   $0      $112,857  $0     $94,164    $0
Total Return Bond Fund      $91,672 $0        $85,233$0         $69,676*   $0
U.S. Government
Income Fund       $64,915   $0      $104,100  $0     $102,555   $0
Cash Reserve Fund $265,774  $0      $225,124  $0     $228,135   $0
U.S. Treasury Money
Market Fund       $111,430  $0      $54,326   $1,781 $4,632**   $4,632
* For the period from November 2, 1992 (date of initial public investment) to August 31, 1993.
** For the period from July 19,1993 (date of initial   public offering) to
August 31, 1993.
TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING SERVICES

Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, is transfer agent for the shares of the Funds and dividend disbursing agent for the Funds. It also provides certain accounting and recordkeeping services with respect to the Funds' portfolios of investments.
Federated Services Company receives a fee based on the size, type, and number of accounts and transactions made by shareholders. Federated Services Company also maintains the Funds' accounting records. The fee is based on the level of a Fund's average net assets for the period plus out-of-pocket expenses.


CUSTODIAN

For its services as custodian, Hibernia National Bank may receive an annual fee, payable monthly based on a percentage of each Fund's average aggregate daily net assets, plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
For the fiscal years ended August 31, 1995, 1994, and 1993, Capital Appreciation
                                         -     -         -

Fund paid $304,546, $839,421, and $551,214, respectively, in brokerage
          ----------          ----         -

commissions on brokerage transactions.
PURCHASING SHARES

Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund are sold at their net asset value with a sales charge. The Money Market Funds are sold at net asset value without a sales charge. Shares of the Funds are sold on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Funds."
DISTRIBUTION PLAN

Tower Mutual Funds has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan permits the payment of fees to brokers for distribution and administrative services and to administrators for administrative services. The Plan is designed to (i) stimulate brokers to provide distribution and administrative support services to shareholders and
(ii) stimulate administrators to render administrative support services to shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals. By adopting the Plan, the Trustees expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their investment objectives. By identifying potential investors whose needs are served by a Fund's objective, and properly servicing these accounts, a Fund may be able to curb sharp fluctuations in rates of redemptions and sales. Other benefits may include: (1) an efficient and effective administrative system; (2) a more efficient use of shareholder assets by having them rapidly invested with a minimum of delay and administrative detail; and (3) an efficient and reliable shareholder records system and prompt responses to shareholder requests and inquiries concerning their accounts. Payments in the amount of $509,203, $175,534, and $339,422 were made pursuant
                          ---------------------------------

to the Cash Reserve, Total Return Bond, and Capital Appreciation Funds' respective distribution plans, all of which were paid to financial institutions.

CONVERSION TO FEDERAL FUNDS
It is the Funds' policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Hibernia National Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

Net asset value of the Funds (except the Money Market Funds) generally changes each day. The Money Market Funds attempt to stabilize the value of a share at $1.00. The days on which the net asset value is calculated by a Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Equity and Income Funds' portfolio securities are determined as follows:
   o for equity securities, according to the last sale price on a national securities exchange, if applicable;


   o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;
   o for unlisted equity securities, the latest bid prices;
   o for bonds and other fixed income securities, as determined by an independent pricing service;
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of less than 60 days, at the time of purchase, at amortized cost; or
   o for all other securities, at fair value as determined in good faith by the Board of Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Funds will value futures contracts, options, and put options on futures and at their market values established by the exchanges at the close of option trading on such exchanges unless the Board of Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.
USE OF THE AMORTIZED COST METHOD
With respect to the Money Market Funds, the Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Funds' use of the amortized cost method of calling portfolio instruments depends on its compliance with Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940.


Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective.
Under the Rule, a Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
The Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as a part of the underlying instruments, because the Fund does not acquire then for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Rule defines demand features and standby commitments as "puts," the Fund does not consider them to be separate investments for the purposes of its investment policies.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


  INVESTMENT RESTRICTIONS
     The Rule requires that a Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. The Rule also requires a Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.
     Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, a Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by a Fund will meet the same criteria and will have investment policies consistent with Rule 2a-7. A Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by normal unrealized appreciation or depreciation of the portfolio.
     In periods of declining interest rates, the indicated daily yield on shares of a Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
     In periods of rising interest rates, the indicated daily yield on shares of a Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders residing in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.
Further information on the exchange privilege and prospectuses may be obtained by calling Hibernia National Bank at the numbers on the cover of this Statement. MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee. Shares may also be exchanged by telephone, but only between fund accounts that have identical shareholder registrations. REDEEMING SHARES

A Fund redeems shares at the next computed net asset value after Hibernia National Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although Hibernia National Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
REDEMPTION IN KIND
A Fund is obligated to redeem shares solely in cash up to $250,000, or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as net asset value is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
TAX STATUS

THE FUNDS' TAX STATUS
The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, a Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gain from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.


SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains reviewed as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
CAPITAL GAINS
Long -term capital gains distributed to Fund shareholders (except the Money Market Funds) will be treated as long-term capital gains regardless of how long shareholders have held Fund shares.
Capital gains experienced by a Money Market Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, a Fund realized net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is compounded by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Capital Appreciation Fund's average annual total returns for the one-year period ended August 31, 1995 and for the period from October 14, 1988 (effective date
                    -


of the Trust's registration statement) to August 31, 1995 were 17.07% and
                                                        -      ------

13.23%, respectively.
------

Louisiana Municipal Income Fund's average annual total returns for the one-year period ended August 31, 1995, and, for the period from October 14, 1988
                           -

(effective date of the Trust's registration statement) to August 31, 1995, were
                                                                        -

5.00% and 7.21%, respectively.
-----     -----

Total Return Bond Fund's average annual total returns for the one-year period ended August 31, 1995 and for the period from November 2, 1992 (date of initial
                    -

public investment) to August 31, 1995, were 6.86% and 5.16%, respectively.
                                    -       -----     -----

U.S. Government Income Fund's average annual total returns for the one-year period ended August 31, 1995 and for the period from October 14, 1988 (effective
                           -

date of the Trust's registration statement) to August 31, 1995 were 6.28% and
                                                             -      ----

7.71%, respectively.
----


YIELD

The yield for a Fund (except the Money Market Funds) is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by a Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Capital Appreciation Fund's yield for the thirty-day period ended August 31, 1995 was 1.06%.
   -     ----

Louisiana Municipal Income Fund's yield for the thirty-day period ended August 31, 1995 was 5.06%.
       -     ----

Total Return Bond Fund's yield for the thirty-day period ended August 31, 1995
                                                                             -

was 5.58%.
    ----

U.S. Government Income Fund's yield for the thirty-day period ended August 31, 1995 was 6.36%.
   -     ----


The Money Market Funds calculate yield based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.



Cash Reserve Fund's yield for the seven-day period ended August 31, 1995 was
                                                                       -

5.01%.
----

U.S. Treasury Money Market Fund's yield for the seven-day period ended August 31, 1995 was 5.26%.
       -     ----


TAX-EQUIVALENT YIELD

Louisiana Municipal Income Fund's tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a combined federal and state marginal tax rate of 45.60% and assuming that the income is 100% tax-exempt.
The Fund's tax-equivalent yield for the thirty-day period ended August 31, 1995
                                                                              -

was 9.30%.
      --

                         TAXABLE YIELD EQUIVALENT FOR 1995
                         ---------------------------------


                               STATE OF LOUISIANA
                               ------------------

                  COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  ----------------------------------------------

              19.00%  32.00%     37.00%      42.00%     45.60%
    ==========================================================

    JOINT        $1- $39,001-   $94,251-   $143,601-     OVER
    ---------------------------------------------------------


    RETURN    39,000  94,250    143,600     256,500    256,500
    ==========================================================

Tax-Exempt
----------

Yield                    Taxable Yield Equivalent
-------------------------------------------------



     1.50%     1.85%    2.21%     2.38%      2.59%       2.76%
    ----------------------------------------------------------

     2.00%     2.47%    2.94%     3.17%      3.45%       3.68%
    ----------------------------------------------------------

     2.50%     3.09%    3.68%     3.97%      4.31%       4.60%
    ----------------------------------------------------------

     3.00%     3.70%    4.41%     4.76%      5.17%       5.51%
    ----------------------------------------------------------

     3.50%     4.32%    5.15%     5.56%      6.03%       6.43%
    ----------------------------------------------------------

     4.00%     4.94%    5.88%     6.35%      6.90%       7.35%
    ----------------------------------------------------------

     4.50%     5.56%    6.62%     7.14%      7.76%       8.27%
    ----------------------------------------------------------

     5.00%     6.17%    7.35%     7.94%      8.62%       9.19%
    ----------------------------------------------------------

     5.50%     6.79%    8.09%     8.73%      9.48%      10.11%
    ----------------------------------------------------------

     6.00%     7.41%    8.82%     9.52%     10.34%      11.03%
    ----------------------------------------------------------

     6.50%     8.02%    9.56%    10.32%     11.21%      11.95%
    ----------------------------------------------------------

     7.00%     8.64%   10.29%    11.11%     12.07%      12.87%
    ----------------------------------------------------------

     7.50%     9.26%   11.03%    11.90%     12.93%      13.79%
    ----------------------------------------------------------


     8.00%     9.88%   11.76%    12.70%     13.79%      14.71%
    ----------------------------------------------------------


    Note:  The maximum marginal tax rate for each bracket was used in
    -----------------------------------------------------------------

    calculating the taxable yield equivalent. Furthermore, additional state and
    ---------------------------------------------------------------------------

    local taxes paid on comparable taxable investments were not used to
    -------------------------------------------------------------------

    increase federal deductions.  The chart above is for illustrative purposes
    --------------------------------------------------------------------------

    only.  It is not an indicator of past or future performance of Fund shares.
    ---------------------------------------------------------------------------

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in expenses; and the relative amount of cash flow.
The Funds' (except the Money Market Funds) performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:
o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any.


  From time to time, the Fund will quote its Lipper ranking in the "money market instruments funds" category in advertising and sales literature.
O BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.
O DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.
O STANDARDS & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stock listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
o LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is compromised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Hutton, Inc., the index calculates total returns for one-month, three-months, twelve months, and ten-year periods and year-to-date.
O SALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.
O MERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composite of rating assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.
O MERRILL LYNCH CORPORATE MASTER INDEX is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.
O SALOMON BROTHERS BROAD INVESTMENT-GRADE ("BIG") BOND INDEX is designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark. The BIG Index is market capitalization-weighted and includes all fixed rate bonds with a maturity of one year or longer and a minimum of $50-million amount outstanding at entry ($200 million for mortgage coupons) and remain in the index until their amount falls below $25 million.


O MORNINGSTAR, INC., an independent rating service , is the publisher of the bi-weekly Mutual Funds Values. Mutual Funds Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
FINANCIAL STATEMENTS


The financial statements for the fiscal year ended August 31, 1995, are
                                                                 -

incorporated herein by reference to the Funds' Combined Annual Report dated August 31, 1995 . A copy of the Annual Report may be obtained without charge by
              -

contacting the Funds at the address located on the back cover of the combined prospectus or by calling the Funds toll-free 1-800-999-0124.



APPENDIX

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL BOND RATING DEFINITIONS
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.
C - The rating C is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in default, and payments of interest and/or repayment of principal is in arrears.
MOODY'S INVESTORS SERVICE, INC., MUNICIPAL BOND RATING DEFINITIONS
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default of have other marked shortcomings.
C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC., BOND RATING DEFINITIONS


AAA bonds (highest quality) - the obligator has an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.
AA bonds (high quality) - the obligor's ability to pay interest and repay principal, while very strong, is some-what less than for AAA rated securities or more subject to possible change over the term of the issue.
MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS
PRIME-1 - Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
   - Leading market positions in well established industries.
   - High rates of return on funds employed.
   - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
   - Broad margins in earning coverage of fixed financial charges and high internal cash generation.
   - Well-established access to a range of financial markets and assured sources of alternate liquidity
PRIME-2 - Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
PRIME-3 - Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
NOT PRIME- Issuers rated NOT PRIME do not fall within any of the Prime rating categories.
FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+- EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1- VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2- GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.
F-3- FAIR CREDIT QUALITY. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S- WEAK CREDIT QUALITY. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D- DEFAULT. Issues assigned this rating are in actual or imminent payment default.
LOC- The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.





PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
          (a) Financial Statements (Incorporated by reference to the Annual Report of the Registrant dated August 31, 1995;mFile Nos. 811-5536 and 33-21321).
          (b)  Exhibits:
                (1) Conformed copy of Declaration of Trust of the
                    Registrant (5.);
                (2) Copy of By-Laws of the Registrant (1.);
                (3) Not applicable;
                (4) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (3.);
                    (ii) Copy of Specimen Certificates for Shares of Beneficial
                         Interest of the Registrant;(5.)
                (5) Conformed copy of Investment Advisory Contract of the
                    Registrant (5.);
                (6) Conformed copy of Administrative Support and Distributor's
                    Contract of the Registrant;(5.)
                (7) Not applicable;
                (8) (i)  Conformed copy of Custodian Agreement of the

891836108
891836306
891836504
891836405
891936207
891836603
006897(10/95)


                         Registrant (6);
                    (ii) Conformed copy of Transfer Agency and Service
                         Agreement of the Registrant (5.);
                    (iii)Conformed copy of Administrative Services Agreement
                         of the Registrant (5.);
                    (iv) Assignment of Administrative Services Agreement of the
                         Registrant to Federated Administrative Services (5.);
                (9) Conformed copy of Agreement for Fund Accounting, Shareholder
                    Recordkeeping, and Custody Services Procurement (6);
               (10) Paper copy of Opinion and Consent of Counsel as to legality of shares being registered (2.);

               (11) (i)  Conformed copy of Consent of Independent Auditors;+



 +   All exhibits have been filed electronically.

 1. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed April 15, 1988. (File Nos. 33-21321 and 811-5536)
 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed September 23, 1988.
     (File Nos. 33-21321 and 811-5536)
 3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 27, 1989.
     (File Nos. 33-21321 and 811-5536)
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed October 28, 1993. (File Nos. 33-21321 and 811-5536)
 6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed December 28, 1994. (File Nos. 33-21321 and 811-5536)




                 (ii) Paper copy of Opinion and Consent of Special Counsel (2.);
               (12) Not applicable; (13)     Paper copy of Initial Capital
                    Understanding (2.);
               (14) Not applicable;
               (15) (i)  Conformed copy of Distribution Plan (5.);
                    (ii) Copy of Sales Agreement with Federated Securities Corp.
                         (3.);
               (16) (i) Schedule for Computation of Performance Data for Tower Capital Appreciation Fund
                    (ii) Schedule for Computation of Performance Data for Tower
                         Cash Reserve Fund (3.);
                    (iii)Paper copy of schedule for Computation of Performance
                         Data for Tower Louisiana Municipal Income Fund (3.);
                    (iv) Paper copy of schedule for Computation of Performance
                         Data for Tower U.S. Government Income Fund (3.);
                    (v)  Paper copy of schedule for Computation of Performance
                         Data for Tower Total Return Bond Fund (4.);
                    (vi) Schedule for Computation of Performance Data for Tower
                         U.S. Treasury Money Market Fund;(5.)
               (17) Financial Data Schedules.+
               (18) Conformed copy of Power of Attorney (5.);

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None.



 +   All exhibits have been filed electronically.

 1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A file April 2, 1993.
     (File No. 33-21321 and 811-5536)
 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed September 23, 1988.
     (File Nos. 33-21321 and 811-5536)
 3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 27, 1989.
     (File Nos. 33-21321 and 811-5536)
 4. Response is incorporated by reference to Regestrant's Post-Effective Amendment No. 10 on form N-1A filed April 23, 1993.
     (File Nos. 33-21321 and 811-5536)
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed October 28, 1994. (File Nos. 33-21321 and 811-5536)


Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                  as of October 6, 1995

          Shares of beneficial interest

          Tower Capital Appreciation Fund              1,216
          Tower U.S. Government Income
           Fund                                        1,939
          Tower Louisiana Municipal Income
           Fund                                        2,399
          Tower Total Return Bond Fund            55
          Tower Cash Reserve Fund              1,627


          Tower U.S. Treasury Money Market
           Fund                                        738

Item 27.  Indemnification:  (1)

Item 28.  Business and Other Connections of Investment Adviser:

          A. Investment Adviser

      Hibernia National Bank is a national bank with its principal place of business at 313 Carondelet Street, New Orleans, Louisiana 70130. Hibernia National Bank, a national bank organized in 1933, is a wholly-owned subsidiary of Hibernia Corporation ("Hibernia"), a Louisiana Corporation. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public including commercial and consumer lending and depository services, cash management, retail banking, mortgage banking, brokerage, investment counseling, international banking, and trust services. Hibernia National Bank has been ranked by the American Banker newspaper as the 88th largest U.S. Bank according to December 31, 1994 deposits. As of September 30, 1994, the Trust Group had $4.8 billion under administration of which it had investment discretion over $1.5 billion. The Trust Group has managed pools of commingled funds since 1966; as of September 30, 1995, the Trust Group manages seven such investment pools along with the six Tower Mutual Funds all totalling $866.7 million in assets. As of October 16, 1995, with pending mergers, which are subject to shareholder and regulatory approval, Hibernia National Bank would have approximately $7.1 billion in assets and 161 banking locations serving 25 parishes and 60 cities, representing more than 70% of the State's population. The executive officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below. Unless otherwise noted, the position listed under Other Business, Profession, Vocation or Employment is with Hibernia National Bank.





                                               Other Substantial
                          Position with        Business, Profession,
      Name                the Adviser          Vocation, Employment

Robert H. Boh             Chairman and DirectorChairman, Boh
                          Brothers Construction             Co. L.L.C.

Hugh J. Kelly             Vice Chairman and Director


Stephen A. Hansel         President, Chief
                          Executive Officer,
                          and Director

Donald J. Nalty           Vice Chairman and Director


Robert W. Close           Senior Executive Vice President/


                          Treasurer and Chief Financial Officer

K. Kirk Domingos III      Senior Executive Vice President


J. Herbert Boydstun       Regional Chairman - Northeast / South Central
                          Louisiana and Director

E.R. Campbell             Regional Chairman - Northwest Louisiana


Marsha M. Gassan          Executive Vice President
                          and General Auditor

Russell S. Hoadley        Executive Vice President


Scott P. Howard           Executive Vice President


Patricia C. Meringer      Vice President, Associate
                          Counsel and Secretary

James E. O'Brien          Executive Vice President


Gerald F. Pavlas          Executive Vice President


Kenneth A. Rains          Executive Vice President


Ron E. Samford, Jr.       Executive Vice President
                          and Controller

John E. Smith             Executive Vice President


Richard G. Wright         Executive Vice President

                                    Directors

W. James Amoss, Jr.  Dick H. Hearin          Robert T. Ratcliff
Robert H. Bob        Robert T. Holleman      H. Duke Shackelford
J. Herbert Boydstun  Hugh J. Kelly           James H. Stone
J. Terrell Brown     Elton R. King           Janee M. Tucker
E.R. Campbell        Sidney W. Lassen        Virginia E. Weinmann
Richard W. Freeman, Jr.                      Donald J. Natly     E.L. Williamson
Robert L. Goodwin    William C. O'Malley     Robert E. Zetzmann


H. Duke Shackelford

Item 29.  Principal Underwriters:

    (a)Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Alexander Hamilton Funds; American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
       3-5 Years;First Priority Funds; First Union Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fountain Square Funds; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Fiduciary Funds, Inc.; Vision Group of Funds, Inc.; and World Investment Series, Inc.

       Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

                         (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Richard B. Fisher         Director, Chairman, Chief     Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
Federated Investors Tower Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive VicePresident, Trustee
Federated Investors Tower President, Federated,   and Treasurer
Pittsburgh, PA 15222-3779 Securities Corp.


John W. McGonigle         Director, Federated
Federated Investors Tower Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp


Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


          (c)Not applicable.


Item 30.  Location of Accounts and Records:


    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                              Federated Investors Tower
                                   Pittsburgh, PA  15222-3779

Federated Services Company         Federated Investors Tower
("Transfer Agent, Dividend         Pittsburgh, PA  15222-3779
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative           Federated Investors Tower
   Services                             Pittsburgh, PA  15222-3779
("Administrator")

Hibernia National Bank             313 Carondelet Street
("Adviser")                             New Orleans, LA  70130

Hibernia National Bank             313 Carondelet Street
("Custodian")                      New Orleans, LA  70130

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.



    Registrant hereby undertakes to furnish each person to whom a prospectus for Tower Mutual Funds is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.





SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TOWER MUTUAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of October, 1995.

                               TOWER MUTUAL FUNDS

               BY: /s/Gail Cagney
               Gail Cagney, Assistant Secretary
               Attorney in Fact for Edward C. Gonzales
               October 27, 1995


   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                    DATE

By:/s/Gail Cagney
   Gail Cagney              Attorney In Fact      October 27, 1995
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

Edward C. Gonzales*         President, Treasurer
                            and Trustee
                            (Chief Executive Officer,
                            Principal Financial and
                            Accounting Officer)

Robert L. diBenedetto, M.D.*  Trustee

James A. Gayle, Sr.*        Trustee

J. Gordon Reische*          Trustee

* By Power of Attorney